UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  3/31/16

Item 1. Schedule of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 90.5%
Aerospace & Defense 2.4%
[a,b] KLX Inc.	United States	2,761,040	$88,739,826
Auto Components 0.4%
[a,c] International Automotive Components Group Brazil LLC	Brazil	2,846,329	51,089
[a,c,d] International Automotive Components Group North America LLC	United States	22,836,904	13,864,307
			13,915,396
Banks 10.0%
JPMorgan Chase & Co.	United States	1,911,470	113,197,253
Societe Generale SA	France	2,239,390	82,791,057
Standard Chartered PLC	United Kingdom	9,642,557	65,478,205
Wells Fargo & Co.	United States	2,226,980	107,696,753
			369,163,268
Chemicals 1.7%
The Chemours Co. LLC	United States	3,571,419	24,999,933
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
[b] Tronox Ltd., A	United States	5,968,680	38,139,865
			63,139,798
Communications Equipment 4.2%
Cisco Systems Inc.	United States	3,011,612	85,740,594
Nokia Corp., ADR	Finland	11,395,524	67,347,547
			153,088,141
Construction & Engineering 1.1%
Sinopec Engineering Group Co. Ltd.	China	51,336,200	41,758,000
Consumer Finance 2.5%
Capital One Financial Corp.	United States	1,305,808	90,505,552
Diversified Telecommunication Services 3.6%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Koninklijke KPN NV	Netherlands	31,803,620	133,326,336
			133,326,336
Energy Equipment & Services 1.9%
Baker Hughes Inc.	United States	1,624,730	71,211,916
Food & Staples Retailing 3.2%
[a] Rite Aid Corp.	United States	2,378,854	19,387,660
Walgreens Boots Alliance Inc.	United States	1,177,451	99,188,472
			118,576,132
Health Care Equipment & Supplies 4.8%
Medtronic PLC	United States	1,586,660	118,999,500
Stryker Corp.	United States	537,448	57,662,796
			176,662,296
Insurance 5.5%
The Allstate Corp.	United States	1,257,706	84,731,653
White Mountains Insurance Group Ltd.	United States	146,141	117,292,767
			202,024,420
Internet Software & Services 1.6%
[a] Baidu Inc., ADR	China	313,577	59,855,578
IT Services 1.1%
Xerox Corp.	United States	3,727,915	41,603,531
Machinery 2.1%
Caterpillar Inc.	United States	1,002,380	76,722,165
Media 9.3%
Cablevision Systems Corp., A	United States	592,700	19,559,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
[a] Liberty Global PLC, C	United Kingdom	1,435,540	53,918,882
Time Warner Cable Inc.	United States	424,034	86,765,837
Time Warner Inc.	United States	1,351,872	98,078,314
Twenty-First Century Fox Inc., B	United States	2,898,868	81,748,078
			340,070,211
Metals & Mining 1.4%
Freeport-McMoRan Inc., B	United States	4,967,519	51,364,146
[a,b,c] PMG LLC	United States	5,455	213,055
			51,577,201
Oil, Gas & Consumable Fuels 2.6%
Marathon Oil Corp.	United States	6,501,189	72,423,249
[a,c,d] Warrior Met Coal LLC, A	United States	10,273	1,233,527
[a,c,d] Warrior Met Coal LLC, B	United States	24,004	2,882,273
The Williams Cos. Inc.	United States	1,183,890	19,025,112
			95,564,161
Pharmaceuticals 10.7%
Eli Lilly & Co.	United States	1,023,009	73,666,878
GlaxoSmithKline PLC	United Kingdom	2,531,877	51,372,900
Merck & Co. Inc.	United States	2,342,630	123,948,553
Novartis AG, ADR	Switzerland	1,361,860	98,653,138
Teva Pharmaceutical Industries Ltd., ADR	Israel	869,603	46,532,457
			394,173,926
Software 11.0%
CA Inc.	United States	2,506,459	77,173,873
[a] Check Point Software Technologies Ltd.	Israel	613,666	53,677,365
Microsoft Corp.	United States	2,308,342	127,489,729
Open Text Corp.	Canada	1,042,677	54,010,668
Symantec Corp.	United States	5,067,402	93,138,849
			405,490,484
Specialty Retail 0.7%
[a] Office Depot Inc.	United States	3,481,770	24,720,567

Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd.	South Korea	49,616	56,827,010

Tobacco 4.2%
British American Tobacco PLC	United Kingdom	2,236,965	131,473,820
Reynolds American Inc.	United States	439,401	22,106,264
			153,580,084
Wireless Telecommunication Services 2.9%
Vodafone Group PLC	United Kingdom	33,931,619	107,856,541

Total Common Stocks and Other Equity Interests (Cost $2,917,092,874)			3,330,152,540
Preferred Stocks 4.0%
Automobiles 2.1%
Porsche Automobil Holding SE, pfd.	Germany	314,400	16,207,742
Volkswagen AG, pfd.	Germany	478,500	60,919,398
			77,127,140
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd., pfd.	South Korea	72,001	69,580,151

Total Preferred Stocks (Cost $136,345,028)			146,707,291
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 1.6%
[g] Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	$1,401,736	1,397,881
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	14,036,794
[g] Tranche D Term Loan, 7.183%, 1/30/19	United States	15,813,482	10,868,480
[g] Tranche E Term Loan, 7.933%, 7/30/19	United States	5,080,935	3,502,035
[g] NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	597,591	578,169
[h] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	2,208,000	1,810,560
senior bond, 144A, 7.25%, 7/15/22	United States	1,654,000	1,331,470

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
senior note, 144A, 6.375%, 10/15/20	United States	16,366,000		13,665,610
[h,i] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	13,099,000		13,139,934
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $69,398,816)				60,330,933
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.9%
[c,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848		—
[g,j] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	7,949,777		7,259,140
Term B-6-B Loans	United States	33,533,690		30,934,829
Term B-7 Loans	United States	10,720,130		9,902,720
[j] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	14,349,000		39,460
[g,j] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.913%, 10/10/17	United States	46,282,735		13,209,880
[h,j] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 4.413%, 10/01/20	United States	28,306,000		8,279,505
[h,j,k] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	4,557,750		14,243
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $123,589,104)				69,639,777
		Shares
Companies in Liquidation 0.3%
[a] Adelphia Recovery Trust	United States	48,268,724		111,018
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087		123,222
[a,b,c,d] CB FIM Coinvestors LLC	United States	15,831,950		—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,986,000		—
[a,c] FIM Coinvestor Holdings I, LLC	United States	19,805,560		—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446		9,584,501
[a,e,f] Tribune Media Co., Contingent Distribution	United States	496,810		—
Total Companies in Liquidation (Cost $20,374,304)				9,818,741
		Principal Amount
Municipal Bonds (Cost $14,884,086) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$17,038,000		11,756,220
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, August Strike Price 7.387 CNY, Expires, 8/03/16	FBCO	72,563,026	CNY	8,173
CNY/USD, August Strike Price 7.398 CNY, Expires, 8/03/16	HSBC	215,783,503	CNY	23,072
CNY/USD, August Strike Price 7.43 CNY, Expires, 8/03/16	FBCO	36,495,179	CNY	3,375
CNY/USD, August Strike Price 7.44 CNY, Expires, 8/03/16	HSBC	58,470,878	CNY	5,171
CNY/USD, August Strike Price 7.51 CNY, Expires, 8/03/16	FBCO	184,439,404	CNY	11,788
Total Options Purchased (Cost $832,135)				51,579
Total Investments before Short Term Investments (Cost $3,282,516,347)				3,628,457,081
Short Term Investments 1.1%
	Country	Principal Amount
Senior Floating Rate Interests (Cost $302,626) 0.0%†
[g,m] Walter Energy Inc., Dip Term Loan, 12.00%, 4/01/16	United States	$302,626		302,626
U.S. Government and Agency Securities 1.1%
FHLB, 4/01/16	United States	12,600,000		12,600,000
[n,o] U.S. Treasury Bill, 4/21/16 - 8/18/16	United States	26,000,000		25,991,719
Total U.S. Government and Agency Securities (Cost $38,583,961)				38,591,719
Total Investments (Cost $3,321,402,934) 99.7%				3,667,351,426
Other Assets, less Liabilities 0.3%				12,789,249
Net Assets 100.0%				$3,680,140,675

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c See Note 5 regarding restricted securities.
d At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days.
g The coupon rate shown represents the rate at period end.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $38,241,322, representing 1.04% of net assets.
i Security purchased on a when-issued basis.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m See Note 6 regarding unfunded loan commitments.
n The security is traded on a discount basis with no stated coupon rate.
oA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to
$4,283,625, representing 0.12% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	953	$135,945,450	6/13/16	$ -	$(4,393,325)
GBP/USD	Short	1,705	153,162,281	6/13/16	-	(1,124,690)
Total Futures Contracts					$ -	$(5,518,015)
Net unrealized appreciation (depreciation)						$(5,518,015)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	1,189,660	$1,347,934	4/01/16	$6,237	$-
Euro	BONY	Buy	3,167,160	3,594,489	4/01/16	10,637	-
Euro	DBFX	Sell	3,687,171	4,223,028	4/01/16	25,982	-
Euro	FBCO	Buy	1,359,876	1,541,210	4/01/16	6,714	-
Euro	HSBC	Buy	5,529,103	6,265,454	4/01/16	28,232	-
Euro	HSBC	Sell	9,400,559	10,277,068	4/01/16	-	(423,434)
Euro	SSBT	Buy	5,529,103	6,264,113	4/01/16	29,574	-
Euro	SSBT	Sell	3,687,171	4,222,991	4/01/16	25,945	-
Euro	BANT	Sell	6,037,744	6,822,129	4/18/16	27,209	(81,185)
Euro	BONY	Sell	600,428	665,965	4/18/16	-	(17,835)

Franklin Mutual Beacon Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	DBFX	Sell	776,326	860,443	4/18/16	-	(23,678)
Euro	FBCO	Sell	3,315,750	3,672,807	4/18/16	-	(103,346)
Euro	HSBC	Sell	7,124,775	8,015,298	4/18/16	26,876	(125,652)
Euro	SSBT	Buy	1,930,500	2,197,662	4/18/16	895	-
Euro	SSBT	Sell	2,817,158	3,119,311	4/18/16	-	(89,019)
British Pound	BANT	Buy	9,091,000	12,972,102	4/22/16	92,545	-
British Pound	BANT	Sell	20,795,192	32,122,333	4/22/16	2,237,629	-
British Pound	HSBC	Sell	15,655,310	24,182,757	4/22/16	1,684,561	-
British Pound	SSBT	Buy	23,929,608	34,881,310	4/22/16	341,169	(833,315)
Euro	FBCO	Buy	3,700,000	4,041,906	5/04/16	173,909	-
Euro	FBCO	Sell	4,098,852	4,527,067	5/04/16	-	(143,204)
Euro	SSBT	Sell	29,816,546	32,064,713	5/04/16	-	(1,908,543)
South Korean Won	BANT	Sell	26,118,106,440	22,436,623	5/12/16	27,595	(365,841)
South Korean Won	FBCO	Sell	20,123,513,190	17,448,638	5/12/16	24,826	(123,800)
South Korean Won	HSBC	Buy	4,342,122,757	3,614,002	5/12/16	172,309	-
South Korean Won	HSBC	Sell	33,219,069,475	28,476,310	5/12/16	65,087	(555,654)
Euro	BANT	Sell	13,371,711	14,378,480	5/18/16	-	(864,561)
Euro	DBFX	Sell	239,767	258,477	5/18/16	-	(14,845)
Euro	FBCO	Sell	13,291,789	14,296,169	5/18/16	-	(855,766)
Euro	HSBC	Sell	239,766	258,332	5/18/16	-	(14,989)
British Pound	BANT	Buy	1,440,000	2,063,632	5/23/16	5,963	-
British Pound	FBCO	Sell	22,291,713	34,151,796	5/23/16	2,113,731	-
British Pound	HSBC	Sell	19,369,523	29,645,442	5/23/16	1,807,202	-
Euro	BANT	Sell	14,465,995	15,786,957	7/06/16	-	(730,282)
Euro	FBCO	Sell	1,029,458	1,159,387	7/06/16	-	(16,046)
Euro	HSBC	Sell	14,464,024	15,784,445	7/06/16	-	(730,544)
British Pound	BANT	Sell	21,541,396	30,545,506	7/21/16	-	(424,548)
British Pound	DBFX	Sell	728,544	1,048,593	7/21/16	1,166	-
British Pound	HSBC	Sell	17,604,529	24,950,183	7/21/16	-	(359,840)
British Pound	SSBT	Sell	1,233,769	1,764,697	7/21/16	-	(9,092)
Euro	BANT	Sell	52,383,917	57,584,639	7/21/16	-	(2,258,893)
Euro	BONY	Sell	4,237,950	4,671,250	7/21/16	-	(170,196)
Euro	DBFX	Sell	176,000	192,815	7/21/16	-	(8,248)
Euro	FBCO	Sell	1,038,000	1,132,877	7/21/16	-	(52,937)
Euro	HSBC	Sell	11,701,861	12,945,360	7/21/16	-	(422,878)
Euro	SSBT	Sell	12,630,217	13,992,421	7/21/16	-	(436,374)
South Korean Won	BANT	Sell	16,045,164,790	13,309,488	8/12/16	-	(655,965)
South Korean Won	FBCO	Sell	15,780,294,781	13,098,634	8/12/16	-	(636,280)
South Korean Won	HSBC	Sell	33,454,198,965	27,693,804	8/12/16	2,764	(1,426,956)
British Pound	HSBC	Sell	1,133,123	1,616,169	8/19/16	-	(13,250)
Euro	HSBC	Sell	4,908,283	5,594,730	10/03/16	-	(27,363)
Euro	SSBT	Sell	4,908,283	5,593,283	10/03/16	-	(28,812)
Total Forward Exchange Contracts						$8,938,757	$(14,953,171)
Net unrealized appreciation (depreciation)							$(6,014,414)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Beacon Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

ABBREVIATIONS
Counterparty

BANT	-	Bank of America N.A.
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse International
HSBC	-	HSBC Bank PLC
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CNY	-	Chinese Yuan
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
DIP	-	Debtor-In-Possession
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Mutual European Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 90.1%
Air Freight & Logistics 2.2%
Deutsche Post AG	Germany	2,182,340	$60,660,466
Auto Components 1.9%
Cie Generale des Etablissements Michelin, B	France	515,350	52,752,682
Banks 8.6%
Barclays PLC	United Kingdom	16,735,082	36,072,470
BNP Paribas SA	France	1,059,470	53,338,804
[a]Commerzbank AG	Germany	3,203,398	27,861,133
HSBC Holdings PLC	United Kingdom	4,040,280	25,191,724
Intesa Sanpaolo SpA	Italy	10,312,695	28,571,327
Societe Generale SA	France	1,426,820	52,750,050
Standard Chartered PLC	United Kingdom	1,991,000	13,519,973
UniCredit SpA	Italy	1,135,028	4,095,468
			241,400,949
Capital Markets 1.0%
UBS Group AG	Switzerland	1,724,034	27,784,723
Chemicals 3.6%
Arkema SA	France	864,355	64,914,562
[a,b]Covestro AG, 144A	Germany	133,072	4,992,425
Lanxess AG	Germany	488,429	23,483,511
Syngenta AG	Switzerland	20,230	8,419,081
			101,809,579
Commercial Services & Supplies 1.0%
G4S PLC	United Kingdom	10,283,548	28,165,837
Communications Equipment 2.2%
Nokia Corp., ADR	Finland	5,416,684	32,012,603
Nokia OYJ, A	Finland	5,254,934	31,252,965
			63,265,568
Construction & Engineering 3.3%
[a]Balfour Beatty PLC	United Kingdom	12,287,260	44,954,196
FLSmidth & Co. AS	Denmark	1,157,049	48,514,511
			93,468,707
Construction Materials 2.0%
[a]LafargeHolcim Ltd., B	Switzerland	1,216,211	57,232,714
Diversified Financial Services 0.1%
Oslo Bors VPS Holding ASA	Norway	340,000	3,475,473
Diversified Telecommunication Services 8.3%
Deutsche Telekom AG	Germany	4,071,986	73,116,150
[a]Euskaltel SA	Spain	3,792,416	41,483,656
Hellenic Telecommunications Organization SA	Greece	3,445,216	31,176,062
Koninklijke KPN NV	Netherlands	19,594,565	82,143,842
[a]Telecom Italia SpA	Italy	4,989,753	5,384,248
			233,303,958
Electric Utilities 2.7%
Enel SpA	Italy	17,391,006	77,162,130
Energy Equipment & Services 0.1%
[a,c]DeepOcean Group Holding BV	Netherlands	915,467	2,746,401
Food & Staples Retailing 2.5%
Metro AG	Germany	2,253,361	69,841,906

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual European Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Hotels, Restaurants & Leisure 2.5%
Accor SA	France	1,660,611	70,390,695
Industrial Conglomerates 2.8%
Koninklijke Philips NV	Netherlands	2,795,546	79,662,129
Insurance 17.8%
Ageas	Belgium	1,719,689	68,255,795
Assicurazioni Generali SpA	Italy	3,652,907	54,177,717
Direct Line Insurance Group PLC	United Kingdom	13,726,245	73,020,524
Lancashire Holdings Ltd.	United Kingdom	3,612,800	28,657,598
NN Group NV	Netherlands	2,620,354	85,765,181
RSA Insurance Group PLC	United Kingdom	10,023,189	68,516,608
[a]Storebrand ASA	Norway	5,529,173	21,624,407
UNIQA Insurance Group AG	Austria	5,362,759	37,705,400
XL Group PLC	Ireland	1,794,560	66,039,808
			503,763,038
Machinery 1.6%
CNH Industrial NV	United Kingdom	2,999,447	20,399,371
CNH Industrial NV, special voting	United Kingdom	833,461	5,668,405
[a]Vossloh AG	Germany	293,290	19,262,415
			45,330,191
Marine 2.0%
A.P. Moeller-Maersk AS, B	Denmark	43,810	57,483,602
Media 3.0%
[a]Liberty Global PLC, C	United Kingdom	1,678,216	63,033,793
Relx PLC	United Kingdom	1,136,018	21,124,005
			84,157,798
Metals & Mining 1.5%
ThyssenKrupp AG	Germany	859,109	17,856,104
Voestalpine AG	Austria	762,829	25,532,071
			43,388,175
Oil, Gas & Consumable Fuels 5.3%
BP PLC	United Kingdom	8,930,241	44,933,898
[a]Cairn Energy PLC	United Kingdom	12,858,240	36,954,583
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,241,414	30,154,263
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,603,748	38,809,228
			150,851,972
Pharmaceuticals 4.8%
GlaxoSmithKline PLC	United Kingdom	2,372,367	48,136,372
Meda AB, A	Sweden	1,060,000	19,735,085
Novartis AG	Switzerland	941,204	68,253,570
			136,125,027
Road & Rail 0.7%
[d,e]Euro Wagon LP	Jersey Islands	16,127,149	20,481,336
Specialty Retail 4.3%
[a]Dufry AG	Switzerland	345,245	42,493,350
Hornbach Holding AG & Co. KGaA	Germany	144,613	9,349,607
Kingfisher PLC	United Kingdom	12,840,634	69,508,653
			121,351,610
Trading Companies & Distributors 1.7%
Kloeckner & Co. SE	Germany	3,031,653	29,652,545
Rexel SA	France	1,317,389	18,826,449
			48,478,994
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	23,038,468	73,231,091
Total Common Stocks (Cost $2,729,280,156)			2,547,766,751

Franklin Mutual European Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Preferred Stocks 3.2%
Auto Components 1.2%
[a]Schaeffler AG, pfd.	Germany	1,970,683	31,695,426
Automobiles 2.0%
Volkswagen AG, pfd.	Germany	446,068	56,790,374
Total Preferred Stocks (Cost $99,307,680)			88,485,800
Total Investments before Short Term Investments (Cost $2,828,587,836)			2,636,252,551
		Principal Amount
Short Term Investments 4.6%
U.S. Government and Agency Securities 4.6%
FHLB, 4/01/16	United States	$28,700,000	28,700,000
[f,g]U.S. Treasury Bill, 4/14/16 - 9/15/16	United States	101,800,000	101,737,660
Total U.S. Government and Agency Securities (Cost $130,409,068)			130,437,660
Total Investments (Cost $2,958,996,904) 97.9%			2,766,690,211
Securities Sold Short (0.1)%			(1,965,240)
Other Assets, less Liabilities 2.2%			62,143,776
Net Assets 100.0%			$2,826,868,747
		Shares
Securities Sold Short (Proceeds $1,964,641) (0.1)%
Common Stocks (0.1)%
Pharmaceuticals (0.1)%
[a]Mylan NV	United States	42,400	$(1,965,240)

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's
Board of Trustees. At March 31, 2016, the value of this security was $4,992,425, representing 0.18% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 5 regarding restricted securities.
eSee Note 7 regarding holdings of 5% voting securities.
fThe security is traded on a discount basis with no stated coupon rate.
gA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2016, the aggregate value of these securities and/or cash pledged amounted to $19,288,922, representing 0.68% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
	Type
Description		Contracts	Value	Date	Appreciation	Depreciation

Currency Contracts
CHF/USD	Short	60	$7,833,000	6/13/16	$-	$(259,688)
EUR/USD	Short	3,572	509,545,800	6/13/16	-	(16,460,516)
GBP/USD	Short	2,019	181,369,294	6/13/16	-	(1,331,823)
Total Futures Contracts					$-	$(18,052,027)
Net unrealized appreciation (depreciation)						$(18,052,027)

Franklin Mutual European Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	1,209,094	$1,362,637	4/01/16	$13,655	$-
Euro	DBFX	Sell	58,077,148	66,517,500	4/01/16	409,239	-
Euro	FBCO	Buy	2,384,591	2,696,784	4/01/16	17,556	-
Euro	FBCO	Sell	2,516,754	2,713,773	4/01/16	-	(151,007)
Euro	HSBC	Buy	57,538,682	65,191,327	4/01/16	304,008	-
Euro	SSBT	Buy	57,538,682	65,174,065	4/01/16	321,269	-
Euro	SSBT	Sell	58,077,147	66,516,918	4/01/16	408,658	-
Euro	BANT	Sell	53,468,539	61,293,330	4/18/16	428,571	(28,070)
Euro	BONY	Sell	2,241,505	2,486,165	4/18/16	-	(66,580)
Euro	DBFX	Sell	5,866,807	6,514,193	4/18/16	-	(167,241)
Euro	FBCO	Sell	4,483,009	4,967,062	4/18/16	-	(138,428)
Euro	HSBC	Sell	59,976,164	68,474,138	4/18/16	423,330	(253,253)
Euro	SSBT	Sell	10,571,891	11,707,038	4/18/16	-	(332,797)
British Pound	BANT	Buy	5,368,816	7,645,533	4/22/16	73,501	(3,526)
British Pound	BANT	Sell	40,407,815	62,310,777	4/22/16	4,240,835	-
British Pound	DBFX	Sell	1,492,421	2,222,491	4/22/16	77,738	-
British Pound	FBCO	Buy	2,043,000	2,906,006	4/22/16	29,983	-
British Pound	HSBC	Buy	1,703,227	2,434,273	4/22/16	13,430	-
British Pound	HSBC	Sell	29,019,928	44,827,082	4/22/16	3,122,636	-
British Pound	SSBT	Buy	2,949,766	4,222,841	4/22/16	16,259	-
Euro	BANT	Sell	32,082,052	34,965,526	5/04/16	-	(1,589,069)
Euro	BONY	Buy	63,937	71,700	5/04/16	1,150	-
Euro	FBCO	Sell	18,900,632	20,748,768	5/04/16	-	(786,792)
Euro	HSBC	Sell	1,098,664	1,165,430	5/04/16	-	(86,398)
Euro	SSBT	Sell	126,956,194	136,563,506	5/04/16	-	(8,091,591)
Swiss Franc	BANT	Buy	4,804,110	4,909,669	5/12/16	100,783	(2,742)
Swiss Franc	BANT	Sell	21,524,493	21,585,094	5/12/16	-	(851,617)
Swiss Franc	BONY	Buy	3,829,668	3,821,002	5/12/16	170,970	-
Swiss Franc	BONY	Sell	180,000	184,651	5/12/16	-	(2,977)
Swiss Franc	DBFX	Buy	1,212,720	1,203,333	5/12/16	60,782	-
Swiss Franc	FBCO	Buy	4,380,196	4,448,090	5/12/16	117,741	-
Swiss Franc	HSBC	Buy	3,270,120	3,253,905	5/12/16	154,804	-
Swiss Franc	HSBC	Sell	1,316,400	1,332,995	5/12/16	-	(39,195)
Swiss Franc	SSBT	Buy	5,361,871	5,381,483	5/12/16	207,627	-
Swiss Franc	SSBT	Sell	349,292	354,983	5/12/16	-	(9,112)
Euro	BANT	Sell	72,599,673	77,938,103	5/18/16	-	(4,821,675)
Euro	DBFX	Sell	21,395,850	22,796,951	5/18/16	-	(1,593,184)
Euro	FBCO	Sell	85,848,047	92,034,387	5/18/16	-	(5,827,835)
Euro	HSBC	Sell	6,773,164	7,222,707	5/18/16	-	(498,340)
Euro	SSBT	Sell	3,408,770	3,633,241	5/18/16	-	(252,576)
British Pound	BANT	Sell	954,252	1,415,585	5/23/16	44,116	-
British Pound	BONY	Sell	1,807,204	2,700,649	5/23/16	103,302	-
British Pound	FBCO	Buy	4,300,000	6,058,846	5/23/16	121,194	-
British Pound	FBCO	Sell	41,530,338	63,343,207	5/23/16	3,739,649	(84,617)

Franklin Mutual European Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
British Pound	HSBC	Sell	25,268,893	38,674,546	5/23/16	2,357,622	-
British Pound	SSBT	Buy	632,769	916,349	5/23/16	-	(6,922)
Norwegian Krone	BANT	Buy	40,852,321	4,714,284	5/23/16	226,239	-
Norwegian Krone	BANT	Sell	257,371,871	29,865,132	5/23/16	-	(1,260,430)
Norwegian Krone	BONY	Buy	14,264,059	1,646,833	5/23/16	78,208	-
Norwegian Krone	DBFX	Buy	28,413,911	3,237,942	5/23/16	198,325	-
Norwegian Krone	DBFX	Sell	13,975,114	1,615,725	5/23/16	-	(74,372)
Norwegian Krone	SSBT	Buy	11,733,641	1,334,672	5/23/16	84,350	-
Norwegian Krone	SSBT	Sell	30,018,442	3,463,730	5/23/16	-	(166,585)
Swedish Krona	SSBT	Sell	139,912,000	16,990,850	6/29/16	-	(306,368)
Euro	BANT	Sell	72,039,871	78,940,149	7/06/16	-	(3,314,807)
Euro	BONY	Sell	2,993,226	3,344,630	7/06/16	-	(73,028)
Euro	FBCO	Sell	13,916,311	15,670,852	7/06/16	-	(218,759)
Euro	HSBC	Sell	55,438,658	60,525,553	7/06/16	-	(2,774,178)
British Pound	BANT	Sell	34,028,369	48,301,455	7/21/16	-	(621,113)
British Pound	DBFX	Sell	1,377,125	1,982,096	7/21/16	2,204	-
British Pound	FBCO	Buy	3,482,000	5,008,387	7/21/16	-	(2,317)
British Pound	FBCO	Sell	4,543,807	6,522,799	7/21/16	-	(9,831)
British Pound	HSBC	Sell	31,703,444	44,963,215	7/21/16	-	(616,811)
Euro	BANT	Sell	45,029,942	49,705,644	7/21/16	-	(1,736,687)
Euro	BONY	Sell	17,741,940	19,524,390	7/21/16	-	(744,051)
Euro	HSBC	Sell	52,747,634	58,523,270	7/21/16	-	(1,735,773)
Euro	SSBT	Sell	26,648,992	29,480,216	7/21/16	-	(963,667)
British Pound	BANT	Sell	47,885,419	68,539,879	8/19/16	-	(318,855)
British Pound	HSBC	Sell	2,219,391	3,117,258	8/19/16	-	(74,203)
Euro	HSBC	Sell	57,538,682	65,585,754	10/03/16	-	(320,771)
Euro	SSBT	Sell	57,538,682	65,568,780	10/03/16	-	(337,745)
Total Forward Exchange Contracts						$17,669,734	$(41,355,895)
Net unrealized appreciation (depreciation)							$(23,686,161)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty
BANT - Bank of America N.A.
BONY - Bank of New York Mellon
DBFX - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank PLC
SSBT - State Street Bank and Trust Co., N.A

Currency
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Franklin Mutual Financial Services Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 93.2%
Banks 27.7%
[a,b] AB&T Financial Corp.	United States	226,100	$74,613
Barclays PLC	United Kingdom	2,855,165	6,154,308
BB&T Corp.	United States	291,320	9,692,216
BNP Paribas SA	France	71,270	3,588,074
Capital Bank Financial Corp., A	United States	42,649	1,315,722
[c] Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	4,720,698
CIT Group Inc.	United States	594,800	18,456,644
Citigroup Inc.	United States	123,869	5,171,531
Citizens Financial Group Inc.	United States	643,086	13,472,652
Columbia Banking System Inc.	United States	138,253	4,136,530
[a] FCB Financial Holdings Inc., A	United States	356,409	11,854,163
Guaranty Bancorp	United States	266,761	4,124,125
HSBC Holdings PLC	United Kingdom	1,057,690	6,594,849
JPMorgan Chase & Co.	United States	156,190	9,249,572
KB Financial Group Inc.	South Korea	107,348	2,984,713
PNC Financial Services Group Inc.	United States	94,970	8,031,613
Southern National Bancorp of Virginia Inc.	United States	547,560	6,526,915
Standard Chartered PLC	United Kingdom	1,287,230	8,740,992
State Bank Financial Corp.	United States	416,160	8,223,321
SunTrust Banks Inc.	United States	375,460	13,546,597
Wells Fargo & Co.	United States	284,820	13,773,895
			160,433,743
Capital Markets 3.1%
[a] China International Capital Corp. Ltd., H	China	4,425,001	6,696,812
Credit Suisse Group AG	Switzerland	307,290	4,351,263
UBS Group AG	Switzerland	441,330	7,112,523
			18,160,598
Consumer Finance 5.4%
Capital One Financial Corp.	United States	248,230	17,204,821
[a,c] Hoist Finance AB, 144A	Sweden	608,928	5,439,671
Sun Hung Kai & Co. Ltd.	Hong Kong	14,145,704	8,515,851
			31,160,343
Diversified Financial Services 4.2%
First Pacific Co. Ltd.	Hong Kong	7,786,902	5,822,095
Oslo Bors VPS Holding ASA	Norway	911,000	9,312,224
Voya Financial Inc.	United States	305,500	9,094,735
			24,229,054
Household Durables 1.2%
[a] Cairn Homes PLC	Ireland	2,388,116	3,146,401
[a,c] Cairn Homes PLC, 144A	Ireland	2,988,749	3,937,750
			7,084,151
Insurance 43.7%
Ageas	Belgium	256,999	10,200,490
[a] Alleghany Corp.	United States	18,637	9,247,679
The Allstate Corp.	United States	237,086	15,972,484
American International Group Inc.	United States	375,458	20,293,505
Argo Group International Holdings Ltd.	United States	198,441	11,388,529
Assicurazioni Generali SpA	Italy	416,743	6,180,881
China Pacific Insurance (Group) Co. Ltd., H	China	2,979,740	11,139,430
Chubb Ltd.	United States	171,060	20,381,799
CNO Financial Group Inc.	United States	755,060	13,530,675
Direct Line Insurance Group PLC	United Kingdom	2,164,854	11,516,534
[a] Enstar Group Ltd.	United States	51,919	8,440,991
Korean Reinsurance Co.	South Korea	622,180	7,576,864
Lancashire Holdings Ltd.	United Kingdom	633,269	5,023,242
Maiden Holdings Ltd.	United States	637,820	8,253,391
MetLife Inc.	United States	272,020	11,952,559

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Financial Services Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
NN Group NV	Netherlands	544,508		17,821,953
PICC Property and Casualty Co. Ltd., H	China	3,040,127		5,580,696
RSA Insurance Group PLC	United Kingdom	1,851,271		12,654,935
State National Cos. Inc.	United States	373,757		4,709,338
[c] State National Cos. Inc.144A	United States	350,000		4,410,000
[a] Storebrand ASA	Norway	752,133		2,941,567
UNIQA Insurance Group AG	Austria	564,365		3,968,034
White Mountains Insurance Group Ltd.	United States	12,068		9,685,777
XL Group PLC	Ireland	554,492		20,405,306
				253,276,659
Real Estate Investment Trusts (REITs) 1.6%
Hibernia REIT PLC	Ireland	6,309,142		9,350,158
Real Estate Management & Development 4.2%
Dalian Wanda Commercial Properties Co. Ltd., H	China	1,597,400		9,462,062
[a] Dolphin Capital Investors Ltd.	Greece	3,979,650		457,501
Takara Leben Co. Ltd.	Japan	2,419,600		14,318,305
				24,237,868
Thrifts & Mortgage Finance 2.1%
Cape Bancorp Inc.	United States	264,663		3,557,071
Genworth Mortgage Insurance Australia Ltd.	Australia	4,503,499		8,598,114
				12,155,185
Total Common Stocks and Other Equity Interests (Cost $524,998,836)				540,087,759
Convertible Preferred Stocks (Cost $122,400) 0.1%
Banks 0.1%
Columbia Banking System Inc., cvt. pfd., B	United States	1,224		426,867
Preferred Stocks 1.0%
Diversified Financial Services 1.0%
[a,d] Hightower Holding LLC, pfd., A	United States	3,000,000		3,582,600
[a,d] Hightower Holding LLC, pfd., A, Series 2	United States	968,000		2,524,544
Total Preferred Stocks (Cost $4,782,324)				6,107,144
Companies in Liquidation 0.1%
[a,d] FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
[a,e] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103		456,259
Total Companies in Liquidation (Cost $765,665)				456,259
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, August Strike Price 7.387 CNY, Expires 8/03/16	FBCO	36,004,705	CNY	4,056
CNY/USD, August Strike Price 7.398 CNY, Expires 8/03/16	HSBC	51,809,089	CNY	5,539
CNY/USD, August Strike Price 7.43 CNY, Expires 8/03/16	FBCO	18,108,373	CNY	1,674
CNY/USD, August Strike Price 7.44 CNY, Expires 8/03/16	HSBC	29,012,392	CNY	2,566
CNY/USD, August Strike Price 7.51 CNY, Expires 8/03/16	FBCO	91,516,943	CNY	5,849
Total Options Purchased (Cost $345,537)				19,684
Total Investments before Short Term Investments (Cost $531,014,762)				547,097,713
Short Term Investments 5.3%
	Country	Principal Amount
U.S. Government and Agency Securities 5.3%
FHLB, 4/01/16	United States	$7,800,000		7,800,000

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
[f,g] U.S. Treasury Bill, 4/21/16 - 6/09/16	United States	22,600,000	22,595,062
Total U.S. Government and Agency Securities (Cost $30,386,776)			30,395,062
Total Investments (Cost $561,401,538) 99.7%			577,492,775
Other Assets, less Liabilities 0.3%			1,988,879
Net Assets 100.0%			$579,481,654

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $18,508,119, representing 3.19% of net assets.
d See Note 5 regarding restricted securities.
e Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
f The security is traded on a discount basis with no stated coupon rate.
g A portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to
$1,854,405, representing 0.32% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of		Expiration	Unrealized	Unrealized
Description	Type	Contracts	Notional Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	2	$261,100	6/13/16	$-	$(8,645)
EUR/USD	Short	119	16,975,350	6/13/16	-	(548,484)
GBP/USD	Short	149	13,384,856	6/13/16	-	(98,288)
Total Futures Contracts					$-	$(655,417)
Net unrealized appreciation (depreciation)						$(655,417)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Sell	251,457	$274,652	4/01/16	$-	$(11,577)
Euro	BONY	Buy	700,000	771,492	4/01/16	25,306	-
Euro	DBFX	Sell	1,805,648	2,068,063	4/01/16	12,723	-
Euro	FBCO	Sell	298,736	321,682	4/01/16	-	(18,364)
Euro	HSBC	Buy	2,088,085	2,365,800	4/01/16	11,032	-
Euro	HSBC	Sell	163,219	175,803	4/01/16	-	(9,986)
Euro	SSBT	Buy	2,088,085	2,365,174	4/01/16	11,659	-
Euro	SSBT	Sell	2,357,110	2,664,574	4/01/16	12,705	(31,191)
Euro	BANT	Sell	2,159,431	2,467,797	4/18/16	13,325	(4,804)
Euro	BONY	Sell	127,164	141,044	4/18/16	-	(3,777)
Euro	DBFX	Sell	314,013	351,338	4/18/16	-	(6,276)

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	FBCO	Sell	615,076	692,389	4/18/16	798	(8,889)
Euro	HSBC	Sell	2,273,633	2,585,683	4/18/16	13,162	(16,813)
Euro	SSBT	Buy	69,000	78,549	4/18/16	32	-
Euro	SSBT	Sell	596,478	660,490	4/18/16	-	(18,810)
British Pound	BANT	Buy	601,898	854,932	4/22/16	10,298	(244)
British Pound	BANT	Sell	4,541,396	6,964,218	4/22/16	437,791	-
British Pound	DBFX	Sell	259,936	387,092	4/22/16	13,540	-
British Pound	FBCO	Buy	1,176,622	1,677,322	4/22/16	14,287	(689)
British Pound	HSBC	Buy	132,318	189,111	4/22/16	1,043	-
British Pound	HSBC	Sell	2,752,310	4,251,494	4/22/16	296,157	-
British Pound	SSBT	Buy	343,570	491,850	4/22/16	1,894	-
Japanese Yen	BANT	Sell	1,408,983,100	11,805,502	4/22/16	-	(722,266)
Japanese Yen	BONY	Buy	66,019,400	558,325	4/22/16	28,677	-
Japanese Yen	BONY	Sell	259,157,088	2,219,064	4/22/16	-	(85,193)
Japanese Yen	DBFX	Buy	87,038,527	722,312	4/22/16	51,578	-
Japanese Yen	DBFX	Sell	287,375,990	2,397,282	4/22/16	-	(157,880)
Japanese Yen	FBCO	Sell	38,200,000	339,003	4/22/16	-	(647)
Japanese Yen	HSBC	Buy	359,018,418	3,097,856	4/22/16	94,303	-
Japanese Yen	HSBC	Sell	180,663,142	1,586,690	4/22/16	-	(19,650)
Japanese Yen	SSBT	Buy	50,849,379	432,747	4/22/16	19,373	-
Australian Dollar	HSBC	Buy	1,301,395	947,913	4/29/16	49,050	(444)
Australian Dollar	HSBC	Sell	11,659,443	8,425,743	4/29/16	-	(502,261)
Euro	BANT	Buy	1,181,882	1,308,352	5/04/16	38,296	-
Euro	BONY	Buy	238,948	267,082	5/04/16	5,178	-
Euro	DBFX	Buy	442,386	494,698	5/04/16	9,361	-
Euro	DBFX	Sell	582,370	633,730	5/04/16	-	(29,829)
Euro	FBCO	Buy	1,065,797	1,190,616	5/04/16	23,764	-
Euro	FBCO	Sell	305,067	336,645	5/04/16	-	(10,951)
Euro	HSBC	Buy	416,034	466,278	5/04/16	7,755	-
Euro	SSBT	Buy	1,402,908	1,549,053	5/04/16	49,433	-
Euro	SSBT	Sell	8,496,074	9,136,679	5/04/16	-	(543,830)
South Korean Won	BANT	Sell	4,497,321,697	3,881,467	5/12/16	5,241	(45,418)
South Korean Won	FBCO	Buy	66,884,138	55,552	5/12/16	2,771	-
South Korean Won	FBCO	Sell	302,285,263	262,105	5/12/16	373	(1,860)
South Korean Won	HSBC	Buy	263,484,684	219,230	5/12/16	10,528	-
South Korean Won	HSBC	Sell	2,219,040,491	1,892,423	5/12/16	3,689	(46,259)
Swiss Franc	BANT	Buy	266,115	270,953	5/12/16	6,547	(106)
Swiss Franc	BANT	Sell	4,406,662	4,425,400	5/12/16	-	(168,019)
Swiss Franc	BONY	Buy	81,600	81,114	5/12/16	3,944	-
Swiss Franc	BONY	Sell	253,960	260,103	5/12/16	-	(4,620)
Swiss Franc	FBCO	Buy	820,120	843,864	5/12/16	11,013	-
Swiss Franc	HSBC	Buy	238,560	239,436	5/12/16	9,234	-
Swiss Franc	HSBC	Sell	126,000	126,740	5/12/16	-	(4,600)
Swiss Franc	SSBT	Buy	427,014	430,725	5/12/16	14,386	-
Swiss Franc	SSBT	Sell	102,293	103,960	5/12/16	-	(2,669)
Euro	BANT	Buy	327,022	369,093	5/18/16	3,694	-
Euro	BANT	Sell	4,206,512	4,522,257	5/18/16	-	(272,943)
Euro	BONY	Buy	277,654	313,109	5/18/16	3,402	-
Euro	DBFX	Sell	448,390	481,069	5/18/16	-	(30,072)
Euro	FBCO	Buy	327,021	369,150	5/18/16	3,636	-

Franklin Mutual Financial Services Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	FBCO	Sell	4,068,223	4,375,445	5/18/16	-	(262,113)
Euro	HSBC	Buy	270,527	305,864	5/18/16	2,522	-
Euro	HSBC	Sell	349,118	375,582	5/18/16	-	(22,394)
Euro	SSBT	Buy	270,527	305,868	5/18/16	2,518	-
Euro	SSBT	Sell	919,642	982,572	5/18/16	-	(65,771)
British Pound	BANT	Sell	520,748	775,791	5/23/16	27,363	-
British Pound	DBFX	Sell	417,820	620,713	5/23/16	20,214	-
British Pound	FBCO	Buy	562,248	792,227	5/23/16	15,847	-
British Pound	FBCO	Sell	4,935,269	7,500,149	5/23/16	415,153	(8,064)
British Pound	HSBC	Sell	1,699,545	2,594,621	5/23/16	152,003	-
British Pound	SSBT	Buy	42,081	60,940	5/23/16	-	(460)
British Pound	SSBT	Sell	222,772	334,788	5/23/16	14,616	-
Norwegian Krone	BANT	Buy	6,600,694	769,662	5/23/16	28,601	-
Norwegian Krone	BANT	Sell	116,013,811	13,454,859	5/23/16	-	(575,404)
Norwegian Krone	BONY	Buy	2,266,373	257,685	5/23/16	16,402	-
Norwegian Krone	DBFX	Buy	10,693,170	1,220,577	5/23/16	72,613	-
Norwegian Krone	DBFX	Sell	3,062,505	355,455	5/23/16		(14,913)
Norwegian Krone	SSBT	Buy	1,861,205	208,747	5/23/16	16,340	-
Norwegian Krone	SSBT	Sell	2,871,911	325,733	5/23/16	-	(21,585)
Swedish Krona	SSBT	Sell	42,929,420	5,213,329	6/29/16	-	(94,003)
Euro	BANT	Sell	2,774,401	3,027,745	7/06/16	-	(140,059)
Euro	FBCO	Sell	117,782	132,620	7/06/16	-	(1,863)
Euro	HSBC	Sell	2,774,023	3,027,264	7/06/16	-	(140,109)
British Pound	BANT	Sell	2,972,873	4,217,381	7/21/16	-	(56,718)
British Pound	HSBC	Sell	2,971,998	4,216,509	7/21/16	-	(56,331)
Euro	BANT	Sell	5,320,848	5,835,943	7/21/16	-	(242,608)
Euro	BONY	Sell	234,863	258,185	7/21/16	-	(10,123)
Euro	HSBC	Sell	929,779	1,032,960	7/21/16	-	(29,221)
Euro	SSBT	Sell	751,251	835,625	7/21/16	-	(22,606)
South Korean Won	BANT	Sell	2,486,391,632	2,058,869	8/12/16	-	(105,246)
South Korean Won	FBCO	Sell	84,130,567	72,327	8/12/16	-	(899)
South Korean Won	HSBC	Sell	2,588,489,454	2,141,223	8/12/16	-	(111,756)
British Pound	BANT	Sell	4,649,712	6,652,588	8/19/16	-	(33,651)
British Pound	HSBC	Sell	274,506	385,707	8/19/16	-	(9,030)
Euro	HSBC	Sell	2,088,085	2,380,114	10/03/16	-	(11,641)
Euro	SSBT	Sell	2,088,085	2,379,498	10/03/16	-	(12,257)
Total Forward Exchange Contracts						$2,115,170	$(4,829,762)
Net unrealized appreciation (depreciation)							$(2,714,592)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Financial Services Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BONY - Bank of New York Mellon
DBFX - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank PLC
SSBT - State Street Bank and Trust Co., N.A.

Currency

CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

FHLB - Federal Home Loan Bank

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 89.3%
Aerospace & Defense 0.6%
B/E Aerospace Inc.	United States	2,140,150	$98,703,718
[a] KLX Inc.	United States	1,070,075	34,392,211
			133,095,929
Auto Components 0.7%
Cie Generale des Etablissements Michelin, B	France	1,343,160	137,489,652
[a,b] International Automotive Components Group Brazil LLC	Brazil	3,819,425	68,555
[a,b,c,d] International Automotive Components Group North America LLC	United States	35,491,081	21,546,670
			159,104,877
Automobiles 1.3%
General Motors Co.	United States	6,291,420	197,739,331
Hyundai Motor Co.	South Korea	699,956	93,183,668
			290,922,999
Banks 12.0%
Barclays PLC	United Kingdom	70,083,673	151,065,362
BNP Paribas SA	France	3,905,802	196,636,816
Capital Bank Financial Corp., A	United States	866,477	26,730,815
[e] Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	91,946,697
CIT Group Inc.	United States	5,123,224	158,973,641
Citigroup Inc.	United States	5,809,671	242,553,764
Citizens Financial Group Inc.	United States	10,800,951	226,279,924
[a] Commerzbank AG	Germany	22,356,020	194,438,543
HSBC Holdings PLC	United Kingdom	22,629,178	141,096,166
JPMorgan Chase & Co.	United States	4,857,660	287,670,625
KB Financial Group Inc.	South Korea	2,889,991	80,353,564
PNC Financial Services Group Inc.	United States	2,857,930	241,695,140
Societe Generale SA	France	4,050,169	149,736,210
Standard Chartered PLC	United Kingdom	13,393,386	90,948,373
SunTrust Banks Inc.	United States	4,238,534	152,926,307
Wells Fargo & Co.	United States	7,168,818	346,684,039
			2,779,735,986
Beverages 1.2%
PepsiCo Inc.	United States	2,681,316	274,781,264

Chemicals 0.3%
[a,f,g] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Syngenta AG	Switzerland	166,220	69,175,467
			69,175,467
Communications Equipment 2.4%
Cisco Systems Inc.	United States	7,847,650	223,422,596
Nokia Corp., ADR	Finland	26,956,874	159,315,125
Nokia OYJ, A	Finland	30,217,570	179,714,658
			562,452,379
Construction Materials 0.9%
[a] LafargeHolcim Ltd., B	Switzerland	4,698,655	221,110,301

Consumer Finance 0.9%
[a] Ally Financial Inc.	United States	4,911,500	91,943,280
American Express Co.	United States	1,967,720	120,818,008
			212,761,288
Containers & Packaging 0.6%
International Paper Co.	United States	3,546,770	145,559,441

Diversified Financial Services 0.5%
Voya Financial Inc.	United States	3,625,770	107,939,173

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

Diversified Telecommunication Services 3.3%
China Telecom Corp. Ltd., H	China	457,626,220	241,869,648
Deutsche Telekom AG	Germany	9,131,720	163,968,198
[a,f,g] Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
Koninklijke KPN NV	Netherlands	84,152,660	352,782,665
			758,620,511
Electric Utilities 1.1%
Enel SpA	Italy	57,851,401	256,680,801

Energy Equipment & Services 1.1%
Baker Hughes Inc.	United States	5,695,389	249,628,900

Food & Staples Retailing 4.1%
CVS Health Corp.	United States	1,867,857	193,752,807
Empire Co. Ltd., A	Canada	8,353,056	144,789,307
Metro AG	Germany	7,814,516	242,207,393
[a] Rite Aid Corp.	United States	13,959,587	113,770,634
Walgreens Boots Alliance Inc.	United States	2,998,912	252,628,347
			947,148,488
Health Care Equipment & Supplies 3.2%
Medtronic PLC	United States	5,593,866	419,539,950
Stryker Corp.	United States	3,083,682	330,848,242
			750,388,192
Hotels, Restaurants & Leisure 1.5%
Accor SA	France	6,111,782	259,068,849
Sands China Ltd.	Hong Kong	22,540,000	91,672,672
			350,741,521
Independent Power & Renewable Electricity Producers 0.4%
NRG Energy Inc.	United States	6,590,837	85,746,789

Industrial Conglomerates 1.9%
Jardine Strategic Holdings Ltd.	Hong Kong	6,107,876	182,320,099
Koninklijke Philips NV	Netherlands	9,200,398	262,175,364
			444,495,463
Insurance 10.6%
[a] Alleghany Corp.	United States	81,228	40,305,333
The Allstate Corp.	United States	3,378,005	227,576,197
American International Group Inc.	United States	5,399,595	291,848,110
China Pacific Insurance (Group) Co. Ltd., H	China	47,081,044	176,007,306
Chubb Ltd.	United States	3,809,680	453,923,372
MetLife Inc.	United States	4,064,620	178,599,403
NN Group NV	Netherlands	11,944,263	390,940,261
PICC Property and Casualty Co. Ltd., H	China	54,145,199	99,393,173
RSA Insurance Group PLC	United Kingdom	18,896,626	129,173,731
White Mountains Insurance Group Ltd.	United States	172,815	138,701,319
XL Group PLC	Ireland	8,946,830	329,243,344
			2,455,711,549
IT Services 0.7%
Xerox Corp.	United States	14,213,327	158,620,729

Machinery 1.5%
Caterpillar Inc.	United States	3,330,793	254,938,896
CNH Industrial NV	United Kingdom	6,569,123	44,676,894
CNH Industrial NV, special voting	United Kingdom	7,338,645	49,910,447
			349,526,237
Marine 0.8%
A.P. Moeller-Maersk AS, B	Denmark	150,055	196,888,883

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

Media 6.5%
Cablevision Systems Corp., A	United States	3,778,560	124,692,480
CBS Corp., B	United States	4,879,342	268,802,951
[a] Liberty Global PLC, C	United Kingdom	3,085,080	115,875,605
Relx PLC	United Kingdom	18,908,980	351,608,335
Time Warner Cable Inc.	United States	1,728,719	353,730,481
Time Warner Inc.	United States	2,174,747	157,777,895
Twenty-First Century Fox Inc., B	United States	4,401,800	124,130,760
			1,496,618,507
Metals & Mining 0.9%
Freeport-McMoRan Inc., B	United States	6,454,880	66,743,459
ThyssenKrupp AG	Germany	6,447,251	134,002,537
			200,745,996
Multiline Retail 0.7%
Macy's Inc.	United States	3,895,340	171,745,541

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	United States	1,013,816	47,213,411
Apache Corp.	United States	1,890,444	92,272,572
BP PLC	United Kingdom	31,838,677	160,201,260
China Shenhua Energy Co. Ltd., H	China	67,067,936	105,650,793
CONSOL Energy Inc.	United States	6,803,702	76,813,796
Kinder Morgan Inc.	United States	10,586,220	189,069,889
Marathon Oil Corp.	United States	13,681,317	152,409,871
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	9,763,919	237,168,088
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,523,447	157,861,421
[a,b,c] Warrior Met Coal LLC, A	United States	60,966	7,320,474
[a,b,c] Warrior Met Coal LLC, B	United States	142,443	17,103,800
			1,243,085,375
Paper & Forest Products 0.0%†
[a] Verso Corp.	United States	1,100,202	29,705

Pharmaceuticals 7.1%
Eli Lilly & Co.	United States	4,743,829	341,603,126
GlaxoSmithKline PLC	United Kingdom	11,583,047	235,025,128
Merck & Co. Inc.	United States	9,354,960	494,970,934
Novartis AG, ADR	Switzerland	5,108,107	370,031,271
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,629,356	194,206,840
			1,635,837,299
Semiconductors & Semiconductor Equipment 0.4%
SK Hynix Inc.	South Korea	3,551,578	87,276,832

Software 5.6%
[a] Check Point Software Technologies Ltd.	Israel	3,590,310	314,044,416
Microsoft Corp.	United States	10,753,852	593,935,246
Open Text Corp.	Canada	3,293,230	170,589,314
Symantec Corp.	United States	12,534,725	230,388,245
			1,308,957,221
Specialty Retail 1.1%
Kingfisher PLC	United Kingdom	45,327,823	245,367,628

Technology Hardware, Storage & Peripherals 3.3%
EMC Corp.	United States	10,498,000	279,771,700
Hewlett Packard Enterprise Co.	United States	6,436,730	114,123,223
HP Inc.	United States	6,436,730	79,300,513
Lenovo Group Ltd.	China	41,401,101	32,342,317
Samsung Electronics Co. Ltd.	South Korea	229,661	263,039,098
			768,576,851

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

Tobacco 5.4%
Altria Group Inc.	United States	3,821,446	239,451,806
British American Tobacco PLC	United Kingdom	6,541,531	384,467,377
Imperial Brands PLC	United Kingdom	4,459,049	247,527,660
Philip Morris International Inc.	United States	1,336,054	131,080,258
Reynolds American Inc.	United States	4,782,841	240,624,731
			1,243,151,832
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	United Kingdom	94,517,600	300,437,813

Total Common Stocks and Other Equity Interests (Cost $18,535,982,720)			20,662,667,767
Preferred Stocks 1.1%
Automobiles 1.1%
Volkswagen AG, pfd.	Germany	2,006,522	255,456,868

Diversified Financial Services 0.0%†
[a,b] Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	7,949,184

Total Preferred Stocks (Cost $428,701,309)			263,406,052

		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 3.0%
Avaya Inc.,
[e] senior note, 144A, 10.50%, 3/01/21	United States	$98,429,000	30,759,062
[e] senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	35,183,880
[h] Term B-3 Loan, 5.121%, 10/26/17	United States	51,898,103	42,491,572
[h] Term B-6 Loan, 6.50%, 3/30/18	United States	34,017,476	25,141,058
[h,i] Term B-7 Loan, 6.25%, 5/29/20	United States	37,737,328	25,390,165
[h] Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	69,699,000	61,741,674
[h] Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	6,958,688	6,939,552
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	71,115,887
[h] Tranche D Term Loan, 7.183%, 1/30/19	United States	117,978,997	81,086,021
[h] Tranche E Term Loan, 7.933%, 7/30/19	United States	37,921,652	26,137,499
[h] Kraton Polymers LLC, Term Loan B, 6.00%, 1/06/22	United States	37,345,000	35,322,133
NGPL PipeCo LLC,
[e,j] senior secured note, 144A, 9.625%, 6/01/19	United States	62,806,000	61,863,910
[h] Term Loan, 6.75%, 9/15/17	United States	3,148,200	3,045,884
[e] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	17,307,000	14,191,740
senior bond, 144A, 7.25%, 7/15/22	United States	8,530,000	6,866,650
senior note, 144A, 6.375%, 10/15/20	United States	106,148,000	88,633,580
[e,i] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	82,406,000	82,663,519
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $842,393,486)			698,573,786
Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.8%
[b,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[h,k] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	13,307,605	12,151,507
Term B-6-B Loans	United States	63,441,299	58,524,599
Term B-7 Loans	United States	46,344,115	42,810,376
[k] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	87,456,000	240,504
[h,k] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.913%, 10/10/17	United States	142,325,613	40,622,150
[e,k] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 4.413%, 10/01/20	United States	118,132,000	34,553,610
[e,k,l] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	27,033,380	84,479
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $395,268,754)			188,987,225

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
		Shares
Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	45,477,593		104,598
[a,f] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790		110,776
[a,f,g] Century Communications Corp., Contingent Distribution	United States	15,282,000		—
[a,b] FIM Coinvestor Holdings I, LLC	United States	30,279,560		—
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521		34,507,607
[a,f,g] NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000		—
[a,f,g] Tribune Media Litigation Trust, Contingent Distribution	United States	1,285,973		—
Total Companies in Liquidation (Cost $59,097,024)				34,722,981
		Principal Amount
Municipal Bonds (Cost $85,556,921) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$98,292,000		67,821,480
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, August Strike Price 7.387 CNY, Expires 8/03/16	FBCO	532,612,564	CNY	59,992
CNY/USD, August Strike Price 7.398 CNY, Expires 8/03/16	HSBC	1,107,538,978	CNY	118,419
CNY/USD, August Strike Price 7.43 CNY, Expires 8/03/16	FBCO	267,874,592	CNY	24,769
CNY/USD, August Strike Price 7.44 CNY, Expires 8/03/16	HSBC	429,176,199	CNY	37,957
CNY/USD, August Strike Price 7.51 CNY, Expires 8/03/16	FBCO	1,353,793,687	CNY	86,527
Total Options Purchased (Cost $5,592,772)				327,664
Total Investments before Short Term Investments (Cost $20,352,592,986)				21,916,506,955
Short Term Investments 4.4%
	Country	Principal Amount
Senior Floating Rate Interests (Cost $1,795,786) 0.0%†
[h,n] Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	United States	$1,795,786		1,795,786
U.S. Government and Agency Securities 4.4%
FHLB, 4/01/16	United States	54,900,000		54,900,000
[o,p] U.S. Treasury Bill, 4/07/16 - 9/22/16	United States	973,500,000		972,753,545
Total U.S. Government and Agency Securities (Cost $1,027,349,719)				1,027,653,545
Total Investments before Money Market Funds (Cost $21,381,738,491)				22,945,956,286
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds 0.0%†
[a,q] Institutional Fiduciary Trust Money Market Portfolio	United States	2,689,000		2,689,000
		Principal Amount
Repurchase Agreements 0.0%†
[r] Joint Repurchase Agreement, 0.30%, 4/01/16 (Maturity Value $705,980)	United States	$705,974		705,974
BNP Paribas Securities Corp.
Collateralized by [o]U.S. Treasury Bill, 2/02/17; U.S. Treasury Bonds,
7.25% - 8.75%, 5/15/16 - 5/15/17; U.S. Treasury Notes, 0.50% - 4.75%,
9/30/16 - 12/31/20; U.S. Treasury Notes, Index Linked, 0.125% - 2.625%,
7/15/16 - 7/15/17; and U.S. Treasury Strips, 8/15/16 - 11/15/20 (valued at $720,094)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $3,394,974)				3,394,974
Total Investments (Cost $21,385,133,465) 99.1%				22,949,351,260
Securities Sold Short (0.2)%				(52,980,476)
Other Assets, less Liabilities 1.1%				251,096,810
Net Assets 100.0%				$23,147,467,594

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

Shares
Securities Sold Short (Proceeds $62,022,823) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	1,483,216	$(52,980,476)

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d See Note 7 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $446,747,127, representing 1.93% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a when-issued or delayed delivery basis.
j A portion or all of the security is on loan at March 31, 2016.
k Defaulted security or security for which income has been deemed uncollectible.
l Income may be received in additional securities and/or cash.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n See Note 6 regarding unfunded loan commitments.
o The security is traded on a discount basis with no stated coupon rate.
p A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to $113,151,878, representing 0.49% of net assets.
q See Note 8 regarding investments in affiliated management investment companies.
r Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	8,928	$1,273,579,200	6/13/16	$-	$(41,157,431)
GBP/USD	Short	7,333	658,732,556	6/13/16	-	(4,837,184)
Total Futures Contracts					$-	$(45,994,615)
Net unrealized appreciation (depreciation)						$(45,994,615)

Franklin Mutual Global Discovery Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]		Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	BANT	Buy		10,543,275	$11,943,260	4/01/16	$57,976	$-
Euro	BANT	Sell		9,346,211	10,208,334	4/01/16	-	(430,305)
Euro	FBCO	Buy		13,367,295	15,149,013	4/01/16	66,759	-
Euro	FBCO	Sell		18,586,575	20,020,842	4/01/16	-	(1,135,951)
Euro	DBFX	Sell		133,137,309	152,486,154	4/01/16	938,148	-
Euro	HSBC	Buy		144,104,819	163,273,550	4/01/16	758,593	-
Euro	HSBC	Sell		7,700,913	8,294,653	4/01/16	-	(471,169)
Euro	SSBT	Buy		143,239,137	162,257,983	4/01/16	788,768	-
Euro	SSBT	Sell		142,483,518	162,689,584	4/01/16	936,816	(433,875)
Euro	BANT	Sell		146,314,349	166,888,164	4/18/16	982,466	(724,901)
Euro	BONY	Sell		6,790,585	7,531,777	4/18/16	-	(201,704)
Euro	FBCO	Sell		29,750,151	33,005,950	4/18/16	-	(875,111)
Euro	DBFX	Sell		8,229,539	9,124,207	4/18/16	-	(248,032)
Euro	HSBC	Sell		155,057,810	176,484,358	4/18/16	970,451	(1,074,211)
Euro	SSBT	Sell		50,079,574	55,502,654	4/18/16	-	(1,530,640)
Canadian Dollar	BANT	Sell		182,042,499	132,763,523	4/19/16	-	(7,483,433)
Canadian Dollar	SSBT	Sell		3,360,310	2,530,443	4/19/16	-	(58,365)
British Pound	BANT	Sell		154,156,289	237,502,342	4/22/16	15,964,830	-
British Pound	FBCO	Buy		27,473,928	39,201,220	4/22/16	292,369	(10,894)
British Pound	FBCO	Sell		20,499,475	30,870,057	4/22/16	1,410,327	-
British Pound	DBFX	Sell		10,804,223	16,211,569	4/22/16	684,853	-
British Pound	HSBC	Buy		11,602,432	16,582,336	4/22/16	91,483	-
British Pound	HSBC	Sell		107,894,382	166,664,452	4/22/16	11,609,779	-
British Pound	SSBT	Buy		37,006,203	52,818,328	4/22/16	363,168	-
Euro	BANT	Sell		34,281,334	37,594,317	5/04/16	-	(1,466,161)
Euro	FBCO	Sell		44,074,785	48,326,084	5/04/16	-	(1,893,146)
Euro	HSBC	Sell		20,587,202	22,641,414	5/04/16	-	(815,840)
Euro	SSBT	Sell		365,315,132	392,859,893	5/04/16	-	(23,383,646)
South Korean Won	BANT	Buy		7,198,234,618	5,957,817	5/12/16	319,011	-
South Korean Won	BANT	Sell		124,815,195,221	107,243,058	5/12/16	133,624	(1,728,846)
South Korean Won	FBCO	Sell		86,058,354,502	74,619,233	5/12/16	106,170	(529,430)
South Korean Won	HSBC	Buy		26,761,872,044	22,223,147	5/12/16	1,113,083	-
South Korean Won	HSBC	Sell		156,338,591,608	133,776,047	5/12/16	300,360	(2,850,851)
Sw iss Franc	BANT	Sell		26,368,894	26,436,969	5/12/16	-	(1,049,451)
Sw iss Franc	BONY	Buy		1,896,614	1,908,158	5/12/16	68,836	-
Sw iss Franc	FBCO	Buy		17,727,834	18,044,614	5/12/16	434,535	-
Sw iss Franc	HSBC	Buy		524,446	530,950	5/12/16	15,722	-
Sw iss Franc	SSBT	Buy		6,220,000	6,340,880	5/12/16	142,727	-
Euro	BANT	Sell		191,784,052	206,052,547	5/18/16	-	(12,571,104)
Euro	FBCO	Sell		187,158,152	201,198,347	5/18/16	-	(12,152,024)
Euro	DBFX	Sell		21,714,562	23,313,626	5/18/16	-	(1,439,824)
Euro	HSBC	Sell		31,483,486	33,872,472	5/18/16	-	(2,017,033)
Euro	SSBT	Sell		16,060,754	17,169,218	5/18/16	-	(1,139,190)

Franklin Mutual Global Discovery Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
British Pound	BANT	Buy	16,909,000	23,919,979	5/23/16	381,951	-
British Pound	BANT	Sell	20,915,443	31,248,971	5/23/16	1,188,906	-
British Pound	FBCO	Buy	23,225,000	32,724,815	5/23/16	654,588	-
British Pound	FBCO	Sell	172,864,517	262,841,786	5/23/16	14,851,022	(453,341)
British Pound	DBFX	Buy	6,063,600	8,778,607	5/23/16	-	(63,888)
British Pound	DBFX	Sell	19,377,797	28,748,349	5/23/16	898,218	-
British Pound	HSBC	Sell	115,623,721	176,498,972	5/23/16	10,322,406	-
British Pound	SSBT	Buy	4,309,693	6,241,116	5/23/16	-	(47,145)
British Pound	SSBT	Sell	11,095,902	16,675,255	5/23/16	728,017	-
Euro	BANT	Sell	95,455,919	104,172,476	7/06/16	-	(4,818,869)
Euro	FBCO	Sell	8,873,173	9,988,481	7/06/16	-	(142,887)
Euro	HSBC	Sell	95,442,912	104,155,895	7/06/16	-	(4,820,599)
British Pound	BANT	Sell	112,453,111	159,531,023	7/21/16	-	(2,142,758)
British Pound	HSBC	Sell	113,035,682	160,382,358	7/21/16	-	(2,128,985)
Euro	BANT	Sell	88,963,068	98,194,542	7/21/16	-	(3,437,114)
Euro	BONY	Sell	34,808,321	38,267,137	7/21/16	-	(1,497,986)
Euro	HSBC	Sell	73,288,842	81,082,021	7/21/16	-	(2,643,356)
Euro	SSBT	Sell	63,526,741	70,283,380	7/21/16	-	(2,289,745)
South Korean Won	BANT	Sell	57,544,051,216	47,500,799	8/12/16	-	(2,584,615)
South Korean Won	FBCO	Sell	63,886,728,719	52,877,225	8/12/16	-	(2,728,754)
South Korean Won	HSBC	Sell	130,504,703,597	107,791,955	8/12/16	9,736	(5,806,971)
British Pound	BANT	Sell	191,324,273	274,077,466	8/19/16	-	(1,044,851)
British Pound	HSBC	Sell	8,997,646	12,600,720	8/19/16	-	(337,802)
Euro	BANT	Sell	5,093,102	5,805,347	10/03/16	-	(28,444)
Euro	HSBC	Sell	143,063,189	163,072,463	10/03/16	-	(796,387)
Euro	SSBT	Sell	137,970,088	157,225,193	10/03/16	-	(809,866)
Total Forw ard Exchange Contracts						$67,585,698	$(116,339,500)
Net unrealized appreciation (depreciation)							$(48,753,802)

aMay be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT - Bank of America N.A.
BONY - Bank of New York Mellon
DBFX - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank PLC
SSBT - State Street Bank and Trust Co., N.A.

Currency
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio
ADR - American Depositary Receipt
DIP - Debtor-In-Possession
FHLB - Federal Home Loan Bank
GO - General Obligation
PIK - Payment-In-Kind

Franklin Mutual International Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 94.3%
Air Freight & Logistics 3.4%
Deutsche Post AG	Germany	134,781	$3,746,382
Sinotrans Ltd., H	China	5,681,000	2,489,948
			6,236,330
Auto Components 3.6%
Cie Generale des Etablissements Michelin, B	France	32,510	3,327,815
Xinyi Glass Holdings Ltd.	Hong Kong	4,942,000	3,287,298
			6,615,113
Banks 4.0%
Barclays PLC	United Kingdom	690,867	1,489,164
BNP Paribas SA	France	32,930	1,657,854
HSBC Holdings PLC	United Kingdom	269,900	1,682,865
Standard Chartered PLC	United Kingdom	377,586	2,564,015
			7,393,898
Capital Markets 2.1%
[a] China International Capital Corp. Ltd., H	China	1,424,999	2,156,598
UBS Group AG	Switzerland	112,890	1,819,348
			3,975,946
Chemicals 3.2%
Arkema SA	France	53,725	4,034,841
[a,b] Covestro AG, 144A	Germany	7,277	273,009
Lanxess AG	Germany	32,417	1,558,599
			5,866,449
Communications Equipment 2.0%
Nokia Corp., ADR	Finland	257,320	1,520,761
Nokia OYJ, A	Finland	356,803	2,122,035
			3,642,796
Construction & Engineering 1.8%
[a] Balfour Beatty PLC	United Kingdom	577,245	2,111,910
FLSmidth & Co. AS	Denmark	28,340	1,188,283
			3,300,193
Construction Materials 1.5%
[a] LafargeHolcim Ltd., B	Switzerland	57,500	2,705,847
Consumer Finance 1.9%
[a,b] Hoist Finance AB, 144A	Sweden	192,581	1,720,363
Sun Hung Kai & Co. Ltd.	Hong Kong	2,877,748	1,732,432
			3,452,795
Diversified Financial Services 1.4%
Metro Pacific Investments Corp.	Philippines	20,375,200	2,603,732
Diversified Telecommunication Services 6.7%
China Telecom Corp. Ltd., H	China	5,447,468	2,879,156
Deutsche Telekom AG	Germany	233,241	4,188,051
[a] Euskaltel SA	Spain	246,295	2,694,118
Hellenic Telecommunications Organization SA	Greece	252,478	2,284,695
[a] Telecom Italia SpA	Italy	341,192	368,167
			12,414,187
Electric Utilities 2.1%
Enel SpA	Italy	898,503	3,986,567
Food & Staples Retailing 2.0%
Metro AG	Germany	119,356	3,699,385
Hotels, Restaurants & Leisure 3.3%
Accor SA	France	91,810	3,891,682

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual International Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

Sands China Ltd.	Hong Kong	546,000	2,220,642
			6,112,324
Household Durables 1.2%
[a] Cairn Homes PLC	Ireland	693,523	913,733
[a,b] Cairn Homes PLC, 144A	Ireland	1,011,251	1,332,348
			2,246,081
Industrial Conglomerates 2.3%
Koninklijke Philips NV	Netherlands	151,479	4,316,559

Insurance 16.4%
Ageas	Belgium	51,414	2,040,662
Assicurazioni Generali SpA	Italy	136,841	2,029,543
China Pacific Insurance (Group) Co. Ltd., H	China	848,845	3,173,314
Chubb Ltd.	United States	26,507	3,158,309
Direct Line Insurance Group PLC	United Kingdom	337,459	1,795,206
Korean Reinsurance Co.	South Korea	178,863	2,178,181
Lancashire Holdings Ltd.	United Kingdom	181,386	1,438,797
NN Group NV	Netherlands	123,982	4,057,978
PICC Property and Casualty Co. Ltd., H	China	774,240	1,421,256
RSA Insurance Group PLC	United Kingdom	416,335	2,845,986
[a] Storebrand ASA	Norway	199,819	781,485
UNIQA Insurance Group AG	Austria	206,167	1,449,554
XL Group PLC	Ireland	107,789	3,966,635
			30,336,906
Internet Software & Services 1.1%
[a] Baidu Inc., ADR	China	11,031	2,105,597

Machinery 0.2%
CNH Industrial NV	United Kingdom	30,305	206,106
CNH Industrial NV, special voting	United Kingdom	16,517	112,333
			318,439
Marine 1.0%
A.P. Moeller-Maersk AS, B	Denmark	1,379	1,809,402

Media 4.1%
Clear Media Ltd.	Hong Kong	2,283,000	1,971,820
[a] Liberty Global PLC, C	United Kingdom	98,265	3,690,833
Nine Entertainment Co. Holdings Ltd.	Australia	1,649,899	1,973,494
			7,636,147
Metals & Mining 0.6%
ThyssenKrupp AG	Germany	58,392	1,213,645

Multiline Retail 1.7%
Hyundai Department Store Co. Ltd.	South Korea	26,541	3,185,805

Oil, Gas & Consumable Fuels 3.3%
BP PLC	United Kingdom	368,488	1,854,105
China Shenhua Energy Co. Ltd., H	China	906,941	1,428,686
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	34,447	836,727
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	85,525	2,069,626
			6,189,144
Pharmaceuticals 4.7%
GlaxoSmithKline PLC	United Kingdom	147,502	2,992,881
Novartis AG	Switzerland	49,679	3,602,587
Teva Pharmaceutical Industries Ltd., ADR	Israel	37,950	2,030,704
			8,626,172
Real Estate Investment Trusts (REITs) 1.4%
Hibernia REIT PLC	Ireland	1,741,347	2,580,679

Real Estate Management & Development 3.8%
Dalian Wanda Commercial Properties Co. Ltd., H	China	545,200	3,229,446

Franklin Mutual International Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Takara Leben Co. Ltd.	Japan	654,400		3,872,499
				7,101,945
Semiconductors & Semiconductor Equipment 1.4%
SK Hynix Inc.	South Korea	106,205		2,609,892
Specialty Retail 5.3%
China ZhengTong Auto Services Holdings Ltd.	China	4,761,387		1,829,095
[a] Dufry AG	Switzerland	22,534		2,773,524
Hornbach Holding AG & Co. KGaA	Germany	31,290		2,022,980
Kingfisher PLC	United Kingdom	581,782		3,149,290
				9,774,889
Technology Hardware, Storage & Peripherals 2.6%
Lenovo Group Ltd.	China	1,894,903		1,480,288
Samsung Electronics Co. Ltd.	South Korea	2,866		3,282,534
				4,762,822
Thrifts & Mortgage Finance 1.4%
Genworth Mortgage Insurance Australia Ltd.	Australia	1,398,898		2,670,787
Trading Companies & Distributors 0.7%
[a] Rexel SA	France	87,814		1,254,926
Wireless Telecommunication Services 2.1%
Vodafone Group PLC	United Kingdom	1,234,230		3,923,178

Total Common Stocks (Cost $185,596,981)				174,668,577
Preferred Stocks 4.1%
Auto Components 0.9%
[a] Schaeffler AG, pfd.	Germany	110,666		1,779,893
Automobiles 3.2%
Hyundai Motor Co., pfd.	South Korea	22,729		2,063,540
Volkswagen AG, pfd.	Germany	30,491		3,881,909
				5,945,449
Total Preferred Stocks (Cost $8,883,588)				7,725,342
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, August Strike Price 7.387 CNY, Expires, 8/03/16	FBCO	30,913,803	CNY	3,482
CNY/USD, August Strike Price 7.398 CNY, Expires, 8/03/16	HSBC	51,060,323	CNY	5,460
CNY/USD, August Strike Price 7.43 CNY, Expires, 8/03/16	FBCO	15,547,929	CNY	1,438
CNY/USD, August Strike Price 7.44 CNY, Expires, 8/03/16	HSBC	24,910,162	CNY	2,203
CNY/USD, August Strike Price 7.51 CNY, Expires, 8/03/16	FBCO	78,579,375	CNY	5,022
Total Options Purchased (Cost $305,963)				17,605
Total Investments before Short Term Investments (Cost $194,786,532)				182,411,524
Short Term Investments 2.6%
	Country	Principal Amount
U.S. Government and Agency Securities 2.6%
FHLB,4/01/16	United States	$1,600,000		1,600,000
[c,d] U.S. Treasury Bill,
6/02/16	United States	1,200,000		1,199,689

Franklin Mutual International Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
6/09/16	United States	2,000,000	1,999,358
Total U.S. Government and Agency Securities (Cost $4,797,046)			4,799,047
Total Investments (Cost $199,583,578) 101.0%			187,210,571
Other Assets, less Liabilities (1.0)%			(1,925,531)
Net Assets 100.0%			$185,285,040

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $3,325,720, representing 1.79% of net assets.
c The security is traded on a discount basis with no stated coupon rate.
d A portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2016, the aggregate value of these securities and/or cash pledged amounted to $3,031,107, representing 1.64% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	2	$261,100	6/13/16	$-	$(8,657)
EUR/USD	Short	119	16,975,350	6/13/16	-	(553,194)
GBP/USD	Short	44	3,952,575	6/13/16	-	(29,031)
Total Futures Contracts					$-	$(590,882)
Net unrealized appreciation (depreciation)						$(590,882)

Franklin Mutual International Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	404,887	$456,159	4/18/16	$4,948	$-
Euro	BANT	Sell	125,853	140,151	4/18/16	-	(3,177)
Euro	BONY	Buy	183,605	201,395	4/18/16	7,704	-
Euro	BONY	Sell	119,643	132,825	4/18/16	-	(3,431)
Euro	FBCO	Sell	323,630	358,856	4/18/16	-	(9,710)
Euro	DBFX	Sell	5,963	6,609	4/18/16	-	(182)
Euro	HSBC	Buy	322,000	362,939	4/18/16	3,772	-
Euro	HSBC	Sell	402,086	445,342	4/18/16	-	(12,575)
Euro	SSBT	Buy	153,947	168,148	4/18/16	7,176	-
Euro	SSBT	Sell	598,473	663,174	4/18/16	-	(18,399)
Japanese Yen	BANT	Sell	694,136,051	5,811,883	4/22/16	-	(359,926)
Japanese Yen	BONY	Buy	39,244,272	333,898	4/22/16	15,058	(22)
Japanese Yen	BONY	Sell	59,335,912	505,973	4/22/16	-	(21,603)
Japanese Yen	FBCO	Buy	153,108,987	1,360,148	4/22/16	1,198	-
Japanese Yen	DBFX	Buy	16,879,161	142,193	4/22/16	7,885	-
Japanese Yen	DBFX	Sell	95,362,383	787,495	4/22/16	-	(60,406)
Japanese Yen	HSBC	Buy	200,560,217	1,759,419	4/22/16	25,339	(1,506)
Japanese Yen	HSBC	Sell	94,295,832	791,708	4/22/16	-	(46,709)
Japanese Yen	SSBT	Buy	97,507,141	851,152	4/22/16	15,819	-
Australian Dollar	HSBC	Buy	777,464	556,794	4/29/16	38,694	(160)
Australian Dollar	HSBC	Sell	6,552,297	4,681,609	4/29/16	-	(335,691)
Euro	BANT	Buy	1,309,141	1,453,513	5/04/16	38,135	-
Euro	BANT	Sell	6,600,526	7,218,356	5/04/16	-	(302,345)
Euro	BONY	Buy	375,974	419,774	5/04/16	8,614	-
Euro	BONY	Sell	845,216	928,453	5/04/16	-	(34,595)
Euro	FBCO	Buy	1,866,980	2,071,530	5/04/16	55,725	-
Euro	FBCO	Sell	2,774,148	3,021,173	5/04/16	-	(139,718)
Euro	DBFX	Buy	736,463	816,993	5/04/16	22,140	-
Euro	HSBC	Buy	807,935	899,562	5/04/16	21,007	-
Euro	HSBC	Sell	6,529	7,181	5/04/16	-	(259)
Euro	SSBT	Buy	1,361,378	1,507,349	5/04/16	43,818	-
Euro	SSBT	Sell	1,809,871	1,946,335	5/04/16	-	(115,849)
South Korean Won	BANT	Sell	3,005,116,336	2,582,170	5/12/16	3,219	(41,497)
South Korean Won	FBCO	Sell	953,497,553	826,756	5/12/16	1,176	(5,866)
South Korean Won	HSBC	Buy	202,301,592	169,035	5/12/16	7,371	-
South Korean Won	HSBC	Sell	4,000,145,575	3,373,674	5/12/16	4,417	(118,852)
Swiss Franc	BANT	Buy	194,720	197,923	5/12/16	5,121	(72)
Swiss Franc	BANT	Sell	1,281,422	1,285,197	5/12/16	-	(50,533)
Swiss Franc	BONY	Buy	231,783	234,629	5/12/16	6,976	-
Swiss Franc	BONY	Sell	24,300	24,928	5/12/16	-	(402)
Swiss Franc	FBCO	Buy	217,749	221,179	5/12/16	5,798	-
Swiss Franc	DBFX	Buy	36,651	36,304	5/12/16	1,900	-
Swiss Franc	HSBC	Buy	167,518	166,560	5/12/16	8,057	-
Swiss Franc	HSBC	Sell	34,840	35,069	5/12/16	-	(1,247)
Swiss Franc	SSBT	Buy	234,989	235,621	5/12/16	9,328	-
Swiss Franc	SSBT	Sell	17,415	17,699	5/12/16	-	(454)
Euro	BANT	Buy	261,872	295,682	5/18/16	2,838	-
Euro	BANT	Sell	1,879,528	2,013,547	5/18/16	-	(129,015)
Euro	BONY	Buy	206,607	232,989	5/18/16	2,532	-
Euro	FBCO	Buy	246,308	278,039	5/18/16	2,739	-
Euro	FBCO	Sell	1,859,766	1,989,475	5/18/16	-	(130,559)
Euro	DBFX	Sell	976,435	1,040,770	5/18/16	-	(72,314)
Euro	HSBC	Buy	211,679	239,388	5/18/16	1,915	-
Euro	HSBC	Sell	338,191	361,052	5/18/16	-	(24,468)
Euro	SSBT	Buy	211,680	239,394	5/18/16	1,910	-

Franklin Mutual International Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	SSBT	Sell	495,605	529,129	5/18/16	-	(35,834)
British Pound	BANT	Buy	262,557	374,032	5/23/16	3,501	(181)
British Pound	BANT	Sell	366,174	519,491	5/23/16	2,213	(8,993)
British Pound	FBCO	Buy	377,669	535,847	5/23/16	7,079	(133)
British Pound	FBCO	Sell	203,917	287,109	5/23/16	-	(5,965)
British Pound	HSBC	Buy	86,645	123,844	5/23/16	683	-
British Pound	HSBC	Sell	12,565,719	17,984,032	5/23/16	-	(75,654)
British Pound	SSBT	Buy	177,407	254,524	5/23/16	801	(352)
Norwegian Krone	BANT	Buy	2,004,357	233,699	5/23/16	8,700	-
Norwegian Krone	BANT	Sell	10,182,328	1,180,794	5/23/16	-	(50,617)
Norwegian Krone	BONY	Buy	479,708	54,986	5/23/16	3,028	-
Norwegian Krone	DBFX	Buy	2,263,690	260,116	5/23/16	13,647	-
Norwegian Krone	DBFX	Sell	577,026	66,688	5/23/16	-	(3,096)
Norwegian Krone	SSBT	Buy	1,056,584	121,583	5/23/16	6,196	-
Norwegian Krone	SSBT	Sell	1,461,172	168,343	5/23/16	-	(8,365)
Philippine Peso	BONY	Sell	119,500,200	2,570,450	6/28/16	-	(21,195)
Swedish Krona	SSBT	Sell	13,576,960	1,648,780	6/29/16	-	(29,730)
Euro	BANT	Sell	8,699,844	9,518,322	7/06/16	-	(415,139)
Euro	BONY	Sell	205,346	229,453	7/06/16	-	(5,010)
Euro	FBCO	Sell	821,118	926,071	7/06/16	-	(11,480)
Euro	HSBC	Sell	7,461,132	8,144,969	7/06/16	-	(374,134)
Euro	BANT	Sell	15,176,603	16,657,830	7/21/16	-	(679,963)
Euro	BONY	Sell	941,608	1,037,622	7/21/16	-	(38,074)
Euro	HSBC	Sell	1,780,562	1,977,035	7/21/16	-	(57,084)
Euro	SSBT	Sell	1,435,632	1,591,081	7/21/16	-	(48,989)
South Korean Won	BANT	Sell	1,396,753,677	1,152,976	8/12/16	-	(62,736)
South Korean Won	FBCO	Sell	576,179,072	478,707	8/12/16	-	(22,790)
South Korean Won	HSBC	Sell	5,473,919,046	4,518,215	8/12/16	-	(246,197)
Total Forward Exchange Contracts						$428,177	$(4,243,253)
Net unrealized appreciation (depreciation)							$(3,815,076)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	- Bank of America N.A.
BONY	- Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse International
HSBC	- HSBC Bank PLC
SSBT	- State Street Bank and Trust Co., N.A.

Currency

CHF	- Swiss Franc
CNY	- Chinese Yuan
EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

Selected Portfolio

ADR	- American Depositary Receipt
FHLB	- Federal Home Loan Bank

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares/Units/Warrants	Value
Common Stocks and Other Equity Interests 46.5%
Auto Components 0.2%
[a,b] International Automotive Components Group Brazil LLC	Brazil	2,548,299	$45,739
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	12,096,280
			12,142,019
Automobiles 0.6%
[a] General Motors Co., wts., 7/10/16	United States	792,905	17,166,393
[a] General Motors Co., wts., 7/10/19	United States	782,162	10,684,333
			27,850,726
Banks 5.3%
BB&T Corp.	United States	1,218,847	40,551,040
CIT Group Inc.	United States	2,269,088	70,409,801
Citizens Financial Group Inc.	United States	1,861,290	38,994,025
Guaranty Bancorp	United States	347,127	5,366,583
PNC Financial Services Group Inc.	United States	163,600	13,835,652
SunTrust Banks Inc.	United States	1,238,117	44,671,261
Wells Fargo & Co.	United States	947,444	45,818,392
			259,646,754
Chemicals 0.2%
[a,d] Advanced Emissions Solutions Inc.	United States	1,724,209	11,465,990
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
Tronox Ltd., A	United States	20,435	130,580
			11,596,570
Communications Equipment 2.1%
[a,b,c] Sorenson Communications Inc., Membership Interests	United States	224,279	102,753,377
Consumer Finance 1.7%
[a] Ally Financial Inc.	United States	4,388,764	82,157,662
Diversified Financial Services 0.5%
Voya Financial Inc.	United States	754,820	22,470,991
Diversified Telecommunication Services 1.6%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
Koninklijke KPN NV	Netherlands	18,312,770	76,770,334
			76,770,334
Energy Equipment & Services 0.0%†
[a,f] DeepOcean Group Holding BV	Netherlands	91,357	274,071
Health Care Equipment & Supplies 0.7%
Medtronic PLC	United States	464,263	34,819,725
Hotels, Restaurants & Leisure 1.2%
[a] Pinnacle Entertainment Inc.	United States	1,745,344	61,261,574
Independent Power & Renewable Electricity Producers 2.5%
NRG Energy Inc.	United States	8,933,204	116,220,984
NRG Yield Inc., C	United States	308,017	4,386,162
			120,607,146
Insurance 6.9%
Ageas	Belgium	1,051,948	41,752,635
The Allstate Corp.	United States	1,006,732	67,823,535
American International Group Inc.	United States	479,906	25,938,920
Direct Line Insurance Group PLC	United Kingdom	84,729	450,739
RSA Insurance Group PLC	United Kingdom	9,610,145	65,693,118
UNIQA Insurance Group AG	Austria	55,868	392,806

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
White Mountains Insurance Group Ltd.	United States	171,770	137,862,602
			339,914,355
Internet & Catalog Retail 0.2%
[a] Bluestem Group Inc.	United States	4,150,000	9,088,500
Internet Software & Services 0.9%
[a] Baidu Inc., ADR	China	234,452	44,752,198
Machinery 0.0%†
[a] Vossloh AG	Germany	1,910	125,443
Marine 0.0%†
[a,b] Eagle Bulk Shipping Inc.	United States	870,767	282,129
Media 3.2%
CBS Corp., B	United States	1,383,380	76,210,404
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	8,683,682
[a,b,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	801,933
[d] New Media Investment Group Inc.	United States	4,441,772	73,911,086
			159,607,105
Multiline Retail 0.8%
Macy's Inc.	United States	847,010	37,344,671
Oil, Gas & Consumable Fuels 4.7%
BP PLC	United Kingdom	13,816,717	69,520,962
China Shenhua Energy Co. Ltd., H	China	17,827,995	28,084,088
Kinder Morgan Inc.	United States	2,285,990	40,827,781
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	3,551,481	86,266,381
[a,b,c] Warrior Met Coal LLC, A	United States	14,690	1,763,897
[a,b,c] Warrior Met Coal LLC, B	United States	34,325	4,121,564
			230,584,673
Pharmaceuticals 4.2%
GlaxoSmithKline PLC	United Kingdom	3,783,070	76,760,157
Merck & Co. Inc.	United States	1,102,890	58,353,910
Novartis AG, ADR	Switzerland	391,456	28,357,073
Teva Pharmaceutical Industries Ltd., ADR	Israel	828,368	44,325,972
			207,797,112
Real Estate Investment Trusts (REITs) 3.5%
Forest City Realty Trust Inc., A	United States	6,280,930	132,464,814
Spirit Realty Capital Inc.	United States	3,292,836	37,044,405
			169,509,219
Software 0.7%
Symantec Corp.	United States	1,924,037	35,363,800
Technology Hardware, Storage & Peripherals 0.8%
[a,d] Eastman Kodak Co.	United States	3,728,145	40,450,373
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	128,257
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	86,476
			40,665,106
Tobacco 2.3%
Altria Group Inc.	United States	313,920	19,670,227
British American Tobacco PLC	United Kingdom	697,998	41,023,647
Imperial Brands PLC	United Kingdom	967,438	53,703,753
			114,397,627
Wireless Telecommunication Services 1.7%
Vodafone Group PLC	United Kingdom	25,950,937	82,488,793

Total Common Stocks and Other Equity Interests (Cost $2,095,265,956)			2,284,271,680
Preferred Stocks (Cost $41,774,204) 0.9%
Technology Hardware, Storage & Peripherals 0.9%
Samsung Electronics Co. Ltd., pfd.	South Korea	46,518	44,953,952

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)

		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 34.0%
[d,g] Advanced Emissions Solutions Inc., Term Loan, 10.50%, 7/08/16	United States	$10,733,333	10,486,252
Advanced Micro Devices Inc.,
senior bond, 7.00%, 7/01/24	United States	89,431,000	59,024,460
senior note, 7.50%, 8/15/22	United States	33,000,000	22,770,000
Affinion Group Inc.,
[g] Second Lien Term Loan, 8.50%, 10/31/18	United States	124,500,000	99,911,250
senior note, 7.875%, 12/15/18	United States	35,000,000	20,562,500
[g,h] Tranche B Term Loans, 6.75%, 4/30/18	United States	26,863,072	24,013,062
Avaya Inc.,
[i] senior note, 144A, 10.50%, 3/01/21	United States	297,902,380	93,094,494
[i] senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	9,522,040
[g] Term B-3 Loan, 5.121%, 10/26/17	United States	14,008,235	11,469,242
[g] Term B-6 Loan, 6.50%, 3/30/18	United States	8,080,130	5,971,725
[g,h] Term B-7 Loan, 6.25%, 5/29/20	United States	8,280,168	5,571,005
[g] Belk Inc.,
Closing Date Term Loan, 5.75%, 12/12/22	United States	14,925,000	13,221,057
second lien Term Loan, 10.50%, 12/12/22	United States	25,000,000	23,231,750
[g] Bluestem Brands Inc., Initial Term Loan, 8.50%, 11/09/20	United States	76,007,145	67,393,027
[i] Clearwire Communications LLC/Finance, cvt., senior bond, 144A, 8.25%, 12/01/40	United States	15,000,000	15,000,000
[g] Eagle Bulk Shipping Inc., Second Lien Loan, 15.00%, 1/14/20	United States	6,994,997	6,994,997
[d,g] Eastman Kodak Co.,
Second Lien Term Loan, 10.75%, 9/03/20	United States	92,085,701	81,265,631
Term Loan, 7.25%, 9/03/19	United States	38,591,947	36,983,936
Freeport-McMoRan Inc., senior bond, 5.45%, 3/15/43	United States	50,900,000	31,049,000
GenOn Americas Generation LLC, senior bond,
8.50%, 10/01/21	United States	28,630,000	18,824,225
9.125%, 5/01/31	United States	90,639,000	56,196,180
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	27,791,706
[g] Tranche D Term Loan, 7.183%, 1/30/19	United States	46,662,631	32,070,853
[g] Tranche E Term Loan, 7.933%, 7/30/19	United States	14,995,598	10,335,716
[g] Kraton Polymers LLC, Term Loan B, 6.00%, 1/06/22	United States	7,913,000	7,484,377
[d] Lee Enterprises Inc.,
[g,h] Second Lien Term Loan, 12.00%, 12/15/22	United States	68,120,324	67,779,723
[i] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	99,050,000	97,811,875
The Mcclatchy Co., first lien, senior secured note, 9.00%, 12/15/22	United States	20,755,000	19,444,841
[g] Moxie Patriot LLC, Construction B-1 Term Loan, 6.75%, 12/21/20	United States	39,500,000	35,550,000
[d,g] New Media Holdings II LLC, 4th Amendment Replacement TL, 7.25%, 6/04/20	United States	112,993,700	110,756,425
[i,j] NGPL PipeCo LLC, senior secured note, 144A, 9.625%, 6/01/19	United States	11,383,000	11,212,255
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	25,266,000	26,624,047
senior secured note, first lien, 7.50%, 11/30/16	United States	10,000,000	10,296,250
[c] Sorenson Communications Inc.,
[g] Initial Term Loan, 8.00%, 4/30/20	United States	143,178,392	144,246,503
[i,k] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	88,454,822
[c,i,k] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.00%, 10/31/21	United States	56,682,637	56,115,811
Spirit Realty Capital Inc., cvt., senior note, 2.875%, 5/15/19	United States	15,000,000	15,018,825
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	32,000,000	27,840,000
[i] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	10,710,000
[g] Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	9,228,000	8,946,454
Term B-4 Loan, 9.75%, 4/24/20	United States	74,555,660	61,415,225
[i] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	3,680,000	3,017,600
senior bond, 144A, 7.25%, 7/15/22	United States	1,809,000	1,456,245
senior note, 144A, 6.375%, 10/15/20	United States	22,513,000	18,798,355
[h,i] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	17,435,000	17,489,484
WireCo WorldGroup Inc.,
[j]senior note, 9.50%, 5/15/17	United States	33,711,000	31,772,617
[g]Term Loan, 6.00%, 2/15/17	United States	11,453,421	11,295,936
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,793,971,755)			1,666,291,778

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 2.6%
[b,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272		—
[g,l] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	7,325,894		6,689,457
Term B-6-B Loans	United States	34,925,138		32,218,439
Term B-7 Loans	United States	13,731,000		12,684,011
[l] Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	18,224,000		15,581,520
2.125%, 4/15/14	Canada	12,968,000		11,024,421
[l] Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,912,000		7,632,880
[l] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	19,689,000		54,145
[g,l] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.913%, 10/10/17	United States	104,175,133		29,733,354
[i,l] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 4.413%, 10/01/20	United States	40,665,000		11,894,513
[i,k,l] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,473,550		20,230
Total Corporate Bonds, Notes and Senior Floating Rate

Interests in Reorganization (Cost $236,077,387)				127,532,970
		Shares
Companies in Liquidation 0.6%
[a] Adelphia Recovery Trust	United States	49,534,842		113,930
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,918,407		118,368
[a,b,c] CB FIM Coinvestors LLC	United States	1,439,821		—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,323,000		—
EME Reorganization Trust	United States	368,387,370		773,614
[a,b] FIM Coinvestor Holdings I, LLC	United States	17,934,688		—
[a,e,f] KGen Power Liquidating Trust, Contingent Distribution	United States	5,519,104		2,322,384
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	459,471,220		26,993,934
[a,e,f] NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000		—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	1,517,306		—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	12,892,000		—
Total Companies in Liquidation (Cost $47,028,434)				30,322,230
		Principal Amount
Municipal Bonds (Cost $27,664,687) 0.5%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$33,599,000		23,183,310

	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, August Strike Price 7.387 CNY, Expires 8/03/16	FBCO	66,555,903	CNY	7,497
CNY/USD, August Strike Price 7.398 CNY, Expires 8/03/16	HSBC	97,796,108	CNY	10,456
CNY/USD, August Strike Price 7.43 CNY, Expires 8/03/16	FBCO	33,473,926	CNY	3,095
CNY/USD, August Strike Price 7.44 CNY, Expires 8/03/16	HSBC	53,630,370	CNY	4,743
CNY/USD, August Strike Price 7.51 CNY, Expires 8/03/16	FBCO	169,170,590	CNY	10,813
Total Options Purchased (Cost $641,592)				36,604
Total Investments before Short Term Investments (Cost $4,242,424,015)				4,176,592,524
Short Term Investments 14.3%
	Country	Principal Amount
Senior Floating Rate Interests (Cost $432,734) 0.0%†
[g,n] Walter Energy Inc., Dip Term Loan, 12.00%, 4/01/16	United States	$432,734		432,734

U.S. Government and Agency Securities 14.2%
FHLB, 4/01/16	United States	26,600,000		26,600,000
[o] U.S. Treasury Bill,
4/07/16	United States	50,000,000		49,999,150
4/14/16	United States	70,000,000		69,997,340
5/12/16	United States	65,500,000		65,493,057
5/19/16	United States	60,000,000		59,986,980
6/09/16	United States	75,000,000		74,975,925
9/01/16	United States	50,000,000		49,926,950

Franklin Mutual Quest Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
9/08/16	United States	50,000,000	49,922,900
[p] 4/21/16 - 9/22/16	United States	250,200,000	250,026,112
Total U.S. Government and Agency Securities (Cost $696,720,939)			696,928,414
Total Investments before Money Market Funds (Cost $4,939,577,688)			4,873,953,672
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[a,q] Institutional Fiduciary Trust Money Market Portfolio	United States	3,422,000	3,422,000
		Principal Amount
Repurchase Agreements 0.0%†
[r] Joint Repurchase Agreement, 0.30%, 4/01/16 (Maturity Value $979,608)	United States	$979,600	979,600
BNP Paribas Securities Corp.
Collateralized by [o]U.S. Treasury Bill, 2/02/17; U.S. Treasury Bonds, 7.25% -
8.75%, 5/15/16 - 5/15/17; U.S. Treasury Notes, 0.50% - 4.75%, 9/30/16 - 12/31/20;
U.S. Treasury Notes, Index Linked, 0.125% - 2.625%, 7/15/16 - 7/15/17; and U.S.
Treasury Strips, 8/15/16 - 11/15/20 (valued at $999,423)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $4,401,600)			4,401,600
Total Investments (Cost $4,943,979,288) 99.4%			4,878,355,272
Options Written (0.0)%†			(25,000)
Securities Sold Short (0.1)%			(3,827,880)
Other Assets, less Liabilities 0.7%			33,541,867
Net Assets 100.0%			$4,908,044,259
		Number of Contracts
Options Written (Premiums Received $37,978) (0.0)%†
Puts - Exchange-Traded
Wireless Telecommunication Services (0.0)%†
Sprint Corp., January Strike Price $2, Expires 1/20/17	United States	1,000	$(25,000)
		Principal Amount
Securities Sold Short (0.1)%
Corporate Notes (Proceeds $3,428,750) (0.1)%
Vulcan Materials Co., senior note, 7.00%, 6/15/18	United States	$3,472,000	(3,827,880)

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d See Note 7 regarding holdings of 5% voting securities.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $2,596,455, representing 0.05% of net assets.
g The coupon rate shown represents the rate at period end.
h A portion or all of the security purchased on a when-issued or delayed delivery basis.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $434,597,724, representing 8.85% of net assets.
j A portion or all of the security is on loan at March 31, 2016.
k Income may be received in additional securities and/or cash.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n See Note 6 regarding unfunded loan commitments.

Franklin Mutual Quest Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
o The security is traded on a discount basis with no stated coupon rate.
p A portion or all of the security has been segregated as collateral for securities sold short, open forward and written options contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to $5,543,590, representing 0.11% of net assets.
q See Note 8 regarding investments in affiliated management investment companies.
r Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Num ber of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	814	$116,117,100	6/13/16	$-	$(3,781,053)
GBP/USD			Short	1,611	144,718,144	6/13/16	-	(1,062,688)
Total Futures Contracts							$-	$(4,843,741)
Net unrealized appreciation (depreciation)								$(4,843,741)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
British Pound	BANT	Buy	20,235,302		$29,021,686	4/22/16	$175,526	$(117,123)
British Pound	BANT	Sell	30,595,788		47,261,314	4/22/16	3,292,204	-
British Pound	DBFX	Buy	592,382		857,118	4/22/16	-	(5,807)
British Pound	DBFX	Sell	3,000,000		4,566,150	4/22/16	254,860	-
British Pound	FBCO	Buy	13,651,853		19,318,991	4/22/16	345,298	(45,255)
British Pound	HSBC	Buy	2,341,665		3,384,944	4/22/16	-	(19,745)
British Pound	HSBC	Sell	23,033,524		35,579,884	4/22/16	2,478,480	-
British Pound	SSBT	Buy	12,266,938		17,501,312	4/22/16	150,957	(23,492)
Euro	FBCO	Sell	82,092		87,448	5/04/16	-	(6,088)
Euro	SSBT	Sell	4,693,000		5,117,576	5/04/16	-	(229,673)
South Korean Won	BANT	Buy	38,147,249,902		31,546,314	5/12/16	1,717,913	-
South Korean Won	BANT	Sell	38,147,249,902		33,171,893	5/12/16	53,211	(145,545)
South Korean Won	FBCO	Buy	43,339,556,185		35,633,401	5/12/16	2,158,494	-
South Korean Won	FBCO	Sell	43,339,556,185		37,578,739	5/12/16	53,468	(266,624)
South Korean Won	HSBC	Buy	34,093,853,108		28,128,670	5/12/16	1,601,014	-
South Korean Won	HSBC	Sell	56,343,995,962		48,254,844	5/12/16	107,384	(984,247)
Euro	BANT	Sell	1,147,615		1,228,722	5/18/16	-	(79,498)
Euro	DBFX	Sell	1,160,082		1,240,915	5/18/16	-	(81,518)
Euro	FBCO	Sell	614,332		666,978	5/18/16	-	(33,328)
Euro	HSBC	Sell	598,334		649,323	5/18/16	-	(32,746)
Euro	SSBT	Sell	1,187,702		1,268,021	5/18/16	-	(85,896)
British Pound	BANT	Sell	542,000		804,030	5/23/16	25,057	-
British Pound	FBCO	Sell	23,628,000		36,077,222	5/23/16	2,122,236	(3,616)
British Pound	HSBC	Sell	18,899,077		28,925,415	5/23/16	1,763,310	-
Euro	BANT	Sell	258,926		282,569	7/06/16	-	(13,071)
Euro	FBCO	Sell	303,622		341,664	7/06/16	-	(5,011)

Franklin Mutual Quest Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	HSBC	Sell	258,891	282,525	7/06/16	-	(13,076)
British Pound	BANT	Sell	4,057,517	5,764,567	7/21/16	-	(68,923)
British Pound	HSBC	Sell	3,269,730	4,636,117	7/21/16	-	(64,772)
Euro	BANT	Sell	373,018	420,840	7/21/16	-	(5,296)
Euro	HSBC	Sell	894,543	1,005,036	7/21/16	-	(16,893)
Euro	SSBT	Sell	1,819,774	2,037,231	7/21/16	-	(41,683)
South Korean Won	FBCO	Buy	22,188,210,315	17,924,569	8/12/16	1,387,692	-
South Korean Won	FBCO	Sell	23,672,952,417	19,550,858	8/12/16	-	(1,053,699)
South Korean Won	HSBC	Buy	19,232,507,190	15,958,479	8/12/16	781,186	-
South Korean Won	HSBC	Sell	45,856,162,016	37,813,175	8/12/16	925	(2,100,214)
British Pound	HSBC	Sell	2,091,269	3,003,631	8/19/16	10,835	(14,427)
Total Forw ard Exchange Contracts						$18,480,050	$(5,557,266)
Net unrealized appreciation (depreciation)						$12,922,784

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
DBFX - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank PLC
SSBT - State Street Bank and Trust Co., N.A.

Currency

CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
DIP - Debtor-In-Possession
FHLB - Federal Home Loan Bank
GO - General Obligation
PIK - Payment-In-Kind

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 90.3%
Aerospace & Defense 1.5%
B/E Aerospace Inc.	United States	1,412,070	$65,124,668
Huntington Ingalls Industries Inc.	United States	989,432	135,492,818
[a]KLX Inc.	United States	706,035	22,691,965
			223,309,451
Auto Components 0.3%
[a,b,c]International Automotive Components Group Brazil LLC	Brazil	7,234,813	129,858
[a,b,c,d]International Automotive Components Group North America LLC	United States	63,079,866	38,295,849
			38,425,707
Automobiles 1.3%
General Motors Co.	United States	6,183,080	194,334,204
Banks 9.2%
Barclays PLC	United Kingdom	38,190,870	82,320,423
CIT Group Inc.	United States	3,544,866	109,997,192
Citigroup Inc.	United States	3,362,406	140,380,450
Citizens Financial Group Inc.	United States	6,757,671	141,573,208
Columbia Banking System Inc.	United States	854,350	25,562,152
[a]FCB Financial Holdings Inc., A	United States	1,647,570	54,798,178
[c]Guaranty Bancorp	United States	1,146,366	17,722,818
JPMorgan Chase & Co.	United States	3,550,940	210,286,667
PNC Financial Services Group Inc.	United States	3,438,533	290,796,736
State Bank Financial Corp.	United States	1,467,000	28,987,920
SunTrust Banks Inc.	United States	2,963,080	106,907,926
Wells Fargo & Co.	United States	2,531,930	122,444,135
			1,331,777,805
Beverages 1.4%
PepsiCo Inc.	United States	1,930,319	197,819,091
Chemicals 0.6%
[a,e,f]Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
FMC Corp.	United States	2,235,470	90,245,924
			90,245,924
Communications Equipment 2.6%
Cisco Systems Inc.	United States	8,126,460	231,360,316
Nokia Corp., ADR	Finland	10,897,776	64,405,856
Nokia OYJ, A	Finland	13,670,039	81,300,594
			377,066,766
Construction Materials 0.6%
[a]LafargeHolcim Ltd., B	Switzerland	1,946,175	91,583,515
Consumer Finance 0.9%
[a]Ally Financial Inc.	United States	3,254,500	60,924,240
American Express Co.	United States	1,217,580	74,759,412
			135,683,652
Containers & Packaging 1.9%
International Paper Co.	United States	4,045,267	166,017,758
WestRock Co.	United States	2,648,821	103,383,483
			269,401,241
Diversified Financial Services 0.5%
Voya Financial Inc.	United States	2,225,880	66,264,448
Diversified Telecommunication Services 0.9%
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Koninklijke KPN NV	Netherlands	30,410,640	127,486,720
			127,486,720
Energy Equipment & Services 1.1%
Baker Hughes Inc.	United States	3,663,252	160,560,335
Food & Staples Retailing 3.9%
CVS Health Corp.	United States	1,528,221	158,522,364
The Kroger Co.	United States	3,789,256	144,939,042
[a]Rite Aid Corp.	United States	8,673,249	70,686,980
Walgreens Boots Alliance Inc.	United States	2,283,129	192,330,787
			566,479,173
Health Care Equipment & Supplies 4.4%
Medtronic PLC	United States	5,682,814	426,211,050
Stryker Corp.	United States	1,963,436	210,657,049
			636,868,099
Health Care Providers & Services 0.5%
Cigna Corp.	United States	492,860	67,640,106
Household Products 0.2%
Energizer Holdings Inc.	United States	635,933	25,761,646
Independent Power & Renewable Electricity Producers 0.4%
NRG Energy Inc.	United States	4,399,652	57,239,473
Insurance 12.4%
[a]Alleghany Corp.	United States	377,389	187,260,422
The Allstate Corp.	United States	2,478,208	166,956,873
American International Group Inc.	United States	5,079,039	274,522,058
Chubb Ltd.	United States	2,165,470	258,015,750
MetLife Inc.	United States	3,551,930	156,071,804
[c]White Mountains Insurance Group Ltd.	United States	655,346	525,980,700
XL Group PLC	Ireland	6,076,710	223,622,928
			1,792,430,535
IT Services 1.2%
Xerox Corp.	United States	15,742,283	175,683,878
Machinery 1.9%
Caterpillar Inc.	United States	2,219,257	169,861,931
CNH Industrial NV	United Kingdom	4,351,332	29,593,600
CNH Industrial NV, special voting	United Kingdom	5,296,616	36,022,518
[c]Federal Signal Corp.	United States	3,360,800	44,564,208
			280,042,257
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	100,690	132,116,502
Media 7.5%
Cablevision Systems Corp., A	United States	2,309,410	76,210,530
CBS Corp., B	United States	3,336,259	183,794,508
Relx PLC	United Kingdom	9,892,030	183,940,128
Time Warner Cable Inc.	United States	1,769,704	362,116,833
Time Warner Inc.	United States	1,428,918	103,668,001
Twenty-First Century Fox Inc., B	United States	6,210,501	175,136,128
			1,084,866,128
Metals & Mining 1.0%
Freeport-McMoRan Inc., B	United States	5,933,533	61,352,731
ThyssenKrupp AG	Germany	3,973,743	82,592,045
			143,944,776
Multiline Retail 0.7%
Macy's Inc.	United States	2,389,270	105,342,914
Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	United States	654,473	30,478,808

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
Apache Corp.	United States	1,332,734	65,050,747
BP PLC	United Kingdom	15,851,497	79,759,288
CONSOL Energy Inc.	United States	4,672,924	52,757,312
Kinder Morgan Inc.	United States	9,361,520	167,196,747
Marathon Oil Corp.	United States	11,077,437	123,402,648
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,685,312	162,387,937
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,716,893	89,945,394
[a,b,d]Warrior Met Coal LLC, A	United States	39,407	4,731,784
[a,b,d]Warrior Met Coal LLC, B	United States	92,072	11,055,518
The Williams Cos. Inc.	United States	3,760,303	60,428,069
			847,194,252
Personal Products 0.3%
Edgewell Personal Care Co.	United States	635,933	51,211,685

Pharmaceuticals 7.6%
Eli Lilly & Co.	United States	3,904,091	281,133,593
Merck & Co. Inc.	United States	8,275,160	437,838,716
Novartis AG, ADR	Switzerland	3,016,830	218,539,165
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,007,416	160,926,830
			1,098,438,304
Real Estate Investment Trusts (REITs) 0.9%
[c]Alexander's Inc.	United States	326,675	124,316,171

Real Estate Management & Development 0.1%
[a]Forestar Group Inc.	United States	886,386	11,558,473

Software 6.1%
CA Inc.	United States	5,509,612	169,640,953
Microsoft Corp.	United States	9,580,700	529,142,061
Symantec Corp.	United States	10,127,147	186,136,962
			884,919,976
Specialty Retail 0.6%
[a]Office Depot Inc.	United States	12,286,390	87,233,369

Technology Hardware, Storage & Peripherals 3.4%
EMC Corp.	United States	6,467,600	172,361,540
Hewlett Packard Enterprise Co.	United States	5,001,424	88,675,247
HP Inc.	United States	5,001,424	61,617,544
Samsung Electronics Co. Ltd.	South Korea	147,228	168,625,584
			491,279,915
Tobacco 6.4%
Altria Group Inc.	United States	2,903,030	181,903,860
British American Tobacco PLC	United Kingdom	4,864,275	285,889,504
Imperial Brands PLC	United Kingdom	3,810,199	211,509,145
Philip Morris International Inc.	United States	850,279	83,420,872
Reynolds American Inc.	United States	3,147,696	158,360,586
			921,083,967
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	United Kingdom	58,574,055	186,186,075

Total Common Stocks and Other Equity Interests (Cost $10,428,825,275)			13,075,796,533
Convertible Preferred Stocks (Cost $755,800) 0.0%†
Banks 0.0%†
Columbia Banking System Inc., cvt. pfd., B	United States	7,558	2,635,834

		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 3.9%
Avaya Inc.,
[g]senior note, 144A, 10.50%, 3/01/21	United States	$67,859,000	21,205,938
[g]senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000	25,442,880
[h]Term B-3 Loan, 5.121%, 10/26/17	United States	37,242,834	30,492,570
[h]Term B-6 Loan, 6.50%, 3/30/18	United States	22,002,294	16,261,081
[h,i]Term B-7 Loan, 6.25%, 5/29/20	United States	23,115,084	15,552,129

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
[h]Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	42,768,000	37,885,306
[h]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	5,124,317	5,110,225
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	55,256,906
[h]Tranche D Term Loan, 7.183%, 1/30/19	United States	94,620,527	65,031,931
[h]Tranche E Term Loan, 7.933%, 7/30/19	United States	30,412,812	20,962,031
[h]Kraton Polymers LLC, Term Loan B, 6.00%, 1/06/22	United States	23,407,000	22,139,113
NGPL PipeCo LLC,
[g,j]senior secured note, 144A, 9.625%, 6/01/19	United States	43,741,000	43,084,885
[h]Term Loan, 6.75%, 9/15/17	United States	2,192,556	2,121,298
[h,i]Sears Roebuck Acceptance Corp., ABL Term Loan, 3.50%, 7/20/20	United States	18,046,000	17,865,540
[h]Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	8,171,000	7,921,703
Term B-4 Loan, 9.75%, 4/24/20	United States	78,383,742	64,568,608
[g]Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	10,842,000	8,890,440
senior bond, 144A, 7.25%, 7/15/22	United States	5,337,000	4,296,285
senior note, 144A, 6.375%, 10/15/20	United States	66,425,000	55,464,875
[g,i]Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	51,569,000	51,730,153
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $685,755,478)			571,283,897
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.1%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[h,k]Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	9,541,623	8,712,694
Term B-6-B Loans	United States	45,490,495	41,964,982
Term B-7 Loans	United States	30,701,720	28,360,714
[k]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	55,052,000	151,393
[h,k]Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.913%, 10/10/17	United States	194,177,556	55,421,575
[g,k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 4.413%, 10/01/20	United States	98,672,000	28,861,560
[g,k,l]Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	17,468,800	54,590
Total Corporate Notes and Senior Floating Rate Interests in

Reorganization (Cost $371,117,599)			163,527,508
		Shares
Companies in Liquidation 0.2%
[a]Adelphia Recovery Trust	United States	99,967,609	229,926
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	240,102
[a,b,c,d]CB FIM Coinvestors LLC	United States	43,105,703	—
[a,e,f]Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	24,703,239
[a,e,f]Tribune Media Litigation Trust, Contingent Distribution	United States	995,739	—
[a,e,f]Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
Total Companies in Liquidation (Cost $49,649,732)			25,173,267
		Principal Amount
Municipal Bonds (Cost $56,107,974) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$64,157,000	44,268,330

Total Investments before Short Term Investments (Cost $11,592,211,858)			13,882,685,369
Short Term Investments 3.8%
Senior Floating Rate Interests (Cost $1,160,752) 0.0%†
[h,n]Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	United States	1,160,752	1,160,752

U.S. Government and Agency Securities 3.8%
FHLB, 4/01/16	United States	5,800,000	5,800,000

Franklin Mutual Shares Fund

Statement of Investments, March 31, 2016 (unaudited) (continued)
[o,p]U.S. Treasury Bill, 4/07/16 - 9/22/16	United States	549,150,000	549,006,565
Total U.S. Government and Agency Securities (Cost $554,635,724)			554,806,565
Total Investments before Money Market Funds and Repurchase Agreements (Cost $12,148,008,334)			14,438,652,686
Investments from Cash Collateral Received for Loaned Securities 0.0%†
		Shares
Money Market Funds 0.0%†
[a,q]Institutional Fiduciary Trust Money Market Portfolio	United States	3,955,000	3,955,000
		Principal Amount
Repurchase Agreements 0.0%†
[r]Joint Repurchase Agreement, 0.30%, 4/01/16 (Maturity Value $1,037,207)	United States	$1,037,198	1,037,198
BNP Paribas Securities Corp.
Collateralized by [o]U.S. Treasury Bill, 2/02/17; U.S. Treasury Bond, 7.25% - 8.75%,
5/15/16 - 5/15/17; U.S. Treasury Note, 0.50% - 4.75%, 9/30/16 - 12/31/20;
U.S. Treasury Note, Index Linked, 0.125% - 2.625%, 7/15/16 - 7/15/17;
U.S. Treasury Strips, 8/15/16 - 11/15/20 (valued at $1,057,942)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $4,992,198)			4,992,198
Total Investments (Cost $12,153,000,532) 99.6%			14,443,644,884
Securities Sold Short (0.2)%			(32,123,353)
Other Assets, less Liabilities 0.6%			83,718,129
Net Assets 100.0%			$14,495,239,660
		Shares
Securities Sold Short (Proceeds $37,605,949) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	899,310	$(32,123,353)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cSee Note 7 regarding holdings of 5% voting securities.
dAt March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At March 31, 2016, the aggregate value of these securities was $239,031,606, representing 1.65% of net assets.
hThe coupon rate shown represents the rate at period end.
iA portion or all of the security purchased on a when-issued or delayed delivery basis.
jA portion or all of the security is on loan at March 31, 2016.
kDefaulted security or security for which income has been deemed uncollectible.
lIncome may be received in additional securities and/or cash.
mBankruptcy Claim represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
nSee Note 6 regarding unfunded loan commitments.
oThe security is traded on a discount basis with no stated coupon rate.
pA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to $50,276,874, representing 0.35% of net assets.
qSee Note 8 regarding investments in affiliated management investment companies.
rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.

Franklin Mutual Shares Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration		Unrealized		Unrealized
Description			Type	Contracts	Value		Date	Appreciation		Depreciation
Currency Contracts
EUR/USD			Short	1,618	$230,807,700		6/13/16		$-	$(7,464,881)
GBP/USD			Short	3,923	352,407,994		6/13/16		-	(2,587,777)
Total Futures Contracts									$-	$(10,052,658)
Net unrealized appreciation (depreciation)										$(10,052,658)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement		Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date		Appreciation		Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	489,176		$551,296	4/01/16		$5,525		$-
Euro	FBCO	Buy	974,716		1,102,366	4/01/16		7,138		-
Euro	FBCO	Sell	2,114,771		2,276,523	4/01/16		-		(130,686)
Euro	DBFX	Sell	31,486,182		35,831,750	4/01/16		189,414		(197,866)
Euro	HSBC	Buy	30,213,772		34,232,204	4/01/16		159,635		-
Euro	HSBC	Sell	1,409,848		1,518,547	4/01/16		-		(86,259)
Euro	SSBT	Buy	30,213,771		34,223,138	4/01/16		168,700		-
Euro	SSBT	Sell	26,880,634		30,786,928	4/01/16		189,145		-
Euro	BANT	Sell	26,981,859		30,844,534	4/18/16		198,361		(82,210)
Euro	FBCO	Sell	4,329,887		4,779,060	4/18/16		-		(152,047)
Euro	DBFX	Sell	602,647		667,946	4/18/16		-		(18,381)
Euro	HSBC	Sell	30,800,037		35,025,895	4/18/16		195,936		(246,768)
Euro	SSBT	Sell	903,632		1,000,219	4/18/16		-		(28,885)
British Pound	BANT	Sell	60,250,067		93,068,278	4/22/16		6,483,099		-
British Pound	HSBC	Sell	45,358,247		70,064,884	4/22/16		4,880,692		-
Euro	FBCO	Buy	7,300,000		7,974,571	5/04/16		343,118		-
Euro	FBCO	Sell	5,418,705		5,956,026	5/04/16		-		(218,098)
Euro	SSBT	Buy	438,850		479,426	5/04/16		20,604		-
Euro	SSBT	Sell	32,088,149		34,507,595	5/04/16		-		(2,053,947)
South Korean Won	BANT	Sell	26,598,863,261		22,815,368	5/12/16		27,095		(405,813)
South Korean Won	FBCO	Sell	17,783,154,743		15,419,367	5/12/16		21,939		(109,402)
South Korean Won	HSBC	Buy	6,631,126,200		5,516,705	5/12/16		265,606		-
South Korean Won	HSBC	Sell	61,840,554,116		53,055,571	5/12/16		124,133		(993,242)
Euro	BANT	Sell	17,864,629		19,188,352	5/18/16		-		(1,176,378)
Euro	FBCO	Sell	16,560,633		17,810,666	5/18/16		-		(1,067,577)
Euro	DBFX	Sell	3,469,759		3,723,128	5/18/16		-		(232,213)
Euro	HSBC	Sell	4,418,882		4,797,655	5/18/16		-		(239,636)
Euro	SSBT	Sell	2,042,345		2,186,840	5/18/16		-		(141,325)
British Pound	FBCO	Sell	79,407,817	118,856,678		5/23/16		5,158,332		(428,048)
British Pound	HSBC	Sell	46,868,071		71,732,520	5/23/16		4,372,854		-
Euro	BANT	Sell	14,338,552		15,647,877	7/06/16		-		(723,848)
Euro	HSBC	Sell	14,336,599		15,645,387	7/06/16		-		(724,108)

Franklin Mutual Shares Fund
Statement of Investments, March 31, 2016 (unaudited) (continued)
British Pound	BANT	Sell	48,969,072	69,500,309	7/21/16	-	(902,501)
British Pound	DBFX	Sell	1,925,013	2,770,671	7/21/16	3,081	-
British Pound	HSBC	Sell	42,349,359	60,085,937	7/21/16	-	(799,716)
Euro	BANT	Sell	13,046,423	14,412,234	7/21/16	-	(492,036)
Euro	BONY	Sell	3,904,503	4,313,926	7/21/16	-	(146,589)
Euro	DBFX	Sell	816,000	893,959	7/21/16	-	(38,242)
Euro	HSBC	Sell	13,478,567	14,935,410	7/21/16	-	(462,543)
Euro	SSBT	Sell	11,481,094	12,724,601	7/21/16	-	(391,433)
South Korean Won	BANT	Sell	17,992,949,753	14,942,784	8/12/16	-	(717,989)
South Korean Won	FBCO	Sell	14,410,919,446	12,000,523	8/12/16	-	(542,509)
South Korean Won	HSBC	Sell	55,001,993,043	45,465,796	8/12/16	3,042	(2,410,094)
British Pound	BANT	Sell	49,163,524	70,235,266	8/19/16	-	(461,371)
British Pound	HSBC	Sell	16,600,897	23,528,117	8/19/16	36,840	(380,641)
Euro	BANT	Sell	3,285,377	3,744,821	10/03/16	-	(18,348)
Euro	HSBC	Sell	33,499,149	38,184,928	10/03/16	-	(185,998)
Euro	SSBT	Sell	30,213,771	34,430,405	10/03/16	-	(177,352)
Total Forward Exchange Contracts						$22,854,289	$(17,584,099)
Net unrealized appreciation (depreciation)						$5,270,190

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BONY - Bank of New York Mellon
DBFX - Deutsche Bank AG
FBCO - Credit Suisse International
HSBC - HSBC Bank PLC
SSBT - State Street Bank and Trust Co., N.A.

Currency

EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
DIP - Debtor-In-Possession
FHLB - Federal Home Loan Bank
GO - General Obligation
PIK - Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Beacon Fund – Futures, forwards and options
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures, forwards and options
Franklin Mutual Global Discovery Fund – Futures, forwards and options
Franklin Mutual International Fund – Futures, forwards and options
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Franklin Mutual	Franklin Mutual
	Franklin Mutual	Franklin Mutual	Financial	Global Discovery
	Beacon Fund	European Fund	Services Fund	Fund

Cost of investments	$3,335,434,225	$2,973,342,145	$563,342,909	$21,404,585,601

Unrealized appreciation	$722,848,209	$139,924,631	$78,835,110	$4,325,268,165
Unrealized depreciation	(390,931,008)	(346,576,565)	(64,685,244)	(2,780,502,506)
Net unrealized appreciation (depreciation)	$331,917,201	$(206,651,934)	$14,149,866	$1,544,765,659

	Franklin Mutual
	International	Franklin Mutual	Franklin Mutual
	Fund	Quest Fund	Shares Fund

Cost of investments	$200,352,188	$4,976,388,435	$12,178,952,254

Unrealized appreciation	$7,279,093	$494,667,345	$3,926,384,657
Unrealized depreciation	(20,420,710)	(592,700,508)	(1,661,692,027)
Net unrealized appreciation (depreciation)	$(13,141,617)	$(98,033,163)	$2,264,692,630

5. RESTRICTED SECURITIES

At March 31, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Am ount/Shares/		Acquisition
Units/Warrants	Issuer	Dates	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 -12/26/08	1,890,264	51,089
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	13,864,307
5,455	PMG LLC	3/22/04	381,819	213,055
10,273	Warrior Met Coal LLC, A	3/31/16	13,493,478	1,233,527
24,004	Warrior Met Coal LLC, B	3/31/16	1,920,335	2,882,273
	Total Restricted Securities (Value is 0.50% of Net Assets)		$36,388,962	$18,244,251

Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is 0.72% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$20,481,336

Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	$-	$-
3,000,000	Hightow er Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	3,582,600
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,524,544
	Total Restricted Securities (Value is 1.05% of Net Assets)		$4,782,324	$6,107,144

Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	7,949,184
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	68,555
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	21,546,670
60,966	Warrior Met Coal LLC, A	3/31/16	80,068,471	7,320,474
142,443	Warrior Met Coal LLC, B	3/31/16	11,395,473	17,103,800
	Total Restricted Securities (Value is 0.23% of Net Assets)		$130,724,706	$53,988,683

Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$-
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
870,767	[a] Eagle Bulk Shipping Inc.	3/30/16	661,782	282,129
17,934,688	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	45,739
19,924,658	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	12,096,280
1,110,000	[b] Lee Enterprises Inc., w ts., 12/31/22	3/31/14	1,490,026	801,933
224,279	[c] Sorenson Communications Inc., Membership Interests	4/30/14	-	102,753,377
14,690	Warrior Met Coal LLC, A	3/31/16	19,293,268	1,763,897
34,325	Warrior Met Coal LLC, B	3/31/16	2,746,027	4,121,564
	Total Restricted Securities (Value is 2.48% of Net Assets)		$42,198,654	$121,864,919

Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	129,858
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	38,295,849
39,407	Warrior Met Coal LLC, A	3/31/16	51,755,872	4,731,784
92,072	Warrior Met Coal LLC, B	3/31/16	7,365,779	11,055,518
	Total Restricted Securities (Value is 0.37% of Net Assets)		$115,608,459	$54,213,009

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $6,994,997 as of March 31, 2016.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $174,275,280 as of March 31, 2016.
cThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $288,817,136 as of March 31, 2016.

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At March 31, 2016, unfunded commitments were as follows:

Unfunded
Borrow er	Commitment
Franklin Mutual Beacon Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$201,751

Franklin Mutual Global Discovery Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$1,197,191

Franklin Mutual Quest Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$288,489

Franklin Mutual Shares Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$773,834

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the three months ended March 31, 2016, were as shown below.

	Number of			Number of
	Shares/Warrants/			Shares/Warrants/
	Principal Amount			Principal Amount	Value at
	Held at Beginning	Gross	Gross	Held at End	End of	Investment Realized
Name of Issuer	of Period	Additions Reductions		of Period	Period	Income Gain (Loss)
Franklin Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC	5,455	-	-	5,455	$213,055	$-	$-

Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$-	$-	$-
KLX Inc.	2,576,340	184,700	-	2,761,040	88,739,826	-	-
Tronox Ltd., A	5,968,680	-	-	5,968,680	38,139,865	1,268,345	-
Total Non-Controlled Affiliates					126,879,691	1,268,345	-
Total Affiliated Securities (Value is 3.45% of Net Assets)					$127,092,746	$1,268,345	$-

Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is 0.72% of Net Assets)	16,127,149	-	-	16,127,149	$20,481,336	$-	$-

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is 0.01% of Net Assets)	226,100	-	-	226,100	$74,613	$-	$-

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC (Value is 0.09% of Net Assets)	35,491,081	-	-	35,491,081	$21,546,670	$-	$-

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Advanced Emissions Solutions Inc.	1,724,209	-	-	1,724,209	$11,465,990	$-	$-
Advanced Emissions Solutions Inc., Term Loan, 10.50%, 7/08/16	12,366,667	-	(1,633,334)	10,733,333	10,486,252	165,275	45,611
Eastman Kodak Co.	3,728,145	-	-	3,728,145	40,450,373	-	-
Eastman Kodak Co., Second Lien Term Loan, 10.75%, 9/03/20	51,000,000	41,085,701	-	92,085,701	81,265,631	1,043,196	-
Eastman Kodak Co., Term Loan, 7.25%, 9/03/19	52,047,405	4,143,750	(17,599,208)	38,591,947	36,983,936	893,864	(2,461,770)
Eastman Kodak Co., w ts., 9/03/18	48,582	-	-	48,582	128,257	-	-
Eastman Kodak Co., w ts., 9/03/18	48,582	-	-	48,582	86,476	-	-
Lee Enterprises Inc./IA	4,824,268	-	-	4,824,268	8,683,682	-	-
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/15/22	25,448,045	42,902,864	(230,585)	68,120,324	67,779,723	409,659	10,512
Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	99,050,000	-	-	99,050,000	97,811,875	2,352,438	-
Lee Enterprises Inc., w ts., 12/31/22	1,110,000	-	-	1,110,000	801,933	-	-
New Media Investment Group Inc.	4,441,772	-	-	4,441,772	73,911,086	1,465,785	-
New Media Holdings II LLC, 4th Amendment Replacement TL, 7.25%, 6/04/20	113,279,762	-	(286,062)	112,993,700	110,756,425	1,758,983	4,258
Total Affiliated Securities (Value is 11.01% of Net Assets)					$540,611,639	$8,089,200	$(2,401,389)

Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$-	$-	$-
Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-	326,675	$124,316,171	$1,306,700	$-
Federal Signal Corp.	3,360,800	-	-	3,360,800	44,564,208	235,256	-
Guaranty Bancorp	1,146,366	-	-	1,146,366	17,722,818	131,832	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	129,858	-	-
International Automotive Components Group North America LLC	63,079,866	-	-	63,079,866	38,295,849	-	-
White Mountains Insurance Group Ltd.	655,346	-	-	655,346	525,980,700	655,346	-
Total Non-Controlled Affiliates					$751,009,604	$2,329,134	$-
Total Affiliated Securities (Value is 5.18% of Net Assets)					$751,009,604	$2,329,134	$-

[a]Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period Additions		Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Mutual European Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	30,322,000	(30,322,000)	-	$-	$ -	$ -	-

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	6,734,000	(6,734,000)	-	$-	$ -	$ -	-

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	139,080,000	(136,391,000)	2,689,000	$2,689,000	$ -	$ -	0.01%

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	3,821,000	(399,000)	3,422,000	$3,422,000	$ -	$ -	0.02%

Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	4,700,000	(745,000)	3,955,000	$3,955,000	$ -	$ -	0.02%

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin Mutual Beacon Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$13,915,396	$13,915,396
Metals & Mining	51,364,146	-	213,055	51,577,201
Oil, Gas & Consumable Fuels	91,448,361	-	4,115,800	95,564,161
All Other Equity Investments[b]	3,315,803,073	-	- c	3,315,803,073
Corporate Bonds, Notes and Senior Floating Rate Interests	-	60,330,933	-	60,330,933
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	69,586,074	53,703 [c]	69,639,777
Companies in Liquidation	-	9,818,741	- c	9,818,741
Municipal Bonds	-	11,756,220	-	11,756,220
Options Purchased	-	51,579	-	51,579
Short Term Investments	25,991,719	12,902,626	-	38,894,345
Total Investments in Securities	$3,484,607,299	$164,446,173	$18,297,954	$3,667,351,426

Other Financial Instruments
Forward Exchange Contracts	$-	$8,938,757	$-	$8,938,757

Liabilities:
Other Financial Instruments
Futures Contracts	$5,518,015	$-	$-	$5,518,015
Forw ard Exchange Contracts	-	14,953,171	-	14,953,171
Total Other Financial Instruments	$5,518,015	$14,953,171	$-	$20,471,186

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$-	$-	$2,746,401		$2,746,401
Machinery	39,661,786	5,668,405	-		45,330,191
Road & Rail	-	-	20,481,336		20,481,336
All Other Equity Investments[b]	2,567,694,623	-	-		2,567,694,623
Short Term Investments	101,737,660	28,700,000	-		130,437,660
Total Investments in Securities	$2,709,094,069	$34,368,405	$23,227,737		$2,766,690,211

Other Financial Instruments
Forw ard Exchange Contracts	$-	$17,669,734	$-		$17,669,734

Liabilities:
Other Financial Instruments
Securities Sold Short	$1,965,240	$-	$-		$1,965,240
Futures Contracts	18,052,027	-	-		18,052,027
Forw ard Exchange Contracts	-	41,355,895	-		41,355,895
Total Other Financial Instruments	$20,017,267	$41,355,895	$-		$61,373,162

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$155,713,045	$5,147,565	$-		$160,860,610
Diversified Financial Services	24,229,054	-	6,107,144		30,336,198
All Other Equity Investments[b]	355,424,962	-	-		355,424,962
Companies in Liquidation	-	456,259	- c		456,259
Options Purchased	-	19,684	-		19,684
Short Term Investments	22,595,062	7,800,000	-		30,395,062
Total Investments in Securities	$557,962,123	$13,423,508	$6,107,144		$577,492,775

Other Financial Instruments
Forw ard Exchange Contracts	$-	$2,115,170	$-		$2,115,170

Liabilities:
Other Financial Instruments
Futures Contracts	$655,417	$-	$-		$655,417
Forw ard Exchange Contracts	-	4,829,762	-		4,829,762
Total Other Financial Instruments	$655,417	$4,829,762	$-		$5,485,179

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$137,489,652	$-	$21,615,225		$159,104,877
Banks	2,687,789,289	91,946,697	-		2,779,735,986
Diversified Financial Services	107,939,173	-	7,949,184		115,888,357
Machinery	299,615,790	49,910,447	-		349,526,237
Oil, Gas & Consumable Fuels	1,218,661,101	-	24,424,274		1,243,085,375
All Other Equity Investments[b]	16,278,732,987	-	-	c	16,278,732,987
Corporate Bonds, Notes and Senior Floating Rate Interests	-	698,573,786	-		698,573,786
Corporate Notes and Senior Floating Rate Interests
in Reorganization	-	188,662,242	324,983	c	188,987,225
Companies in Liquidation	-	34,722,981	-	c	34,722,981
Municipal Bonds	-	67,821,480	-		67,821,480
Options Purchased	-	327,664	-		327,664
Short Term Investments	975,442,545	57,401,760	-		1,032,844,305
Total Investments in Securities	$21,705,670,537	$1,189,367,057	$54,313,666		$22,949,351,260

Other Financial Instruments
Forw ard Exchange Contracts	$-	$67,585,698	$-		$67,585,698

Liabilities:
Other Financial Instruments
Securities Sold Short	$52,980,476	$-	$-		$52,980,476
Futures Contracts	45,994,615	-	-		45,994,615
Forw ard Exchange Contracts	-	116,339,500	-		116,339,500
Total Other Financial Instruments	$98,975,091	$116,339,500	$-		$215,314,591

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Machinery	$206,106	$112,333	$-	$318,439
All Other Equity Investments[b]	182,075,480	-	-	182,075,480
Options Purchased	-	17,605	-	17,605
Short Term Investments	3,199,047	1,600,000	-	4,799,047
Total Investments in Securities	$185,480,633	$1,729,938	$-	$187,210,571

Other Financial Instruments
Forw ard Exchange Contracts	$-	$428,177	$-	$428,177

Liabilities:
Other Financial Instruments
Futures Contracts	$590,882	$-	$-	$590,882
Forw ard Exchange Contracts	-	4,243,253	-	4,243,253
Total Other Financial Instruments	$590,882	$4,243,253	$-	$4,834,135

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$12,142,019	$12,142,019
Communications Equipment	-	-	102,753,377	102,753,377
Energy Equipment & Services	-	-	274,071	274,071
Marine	-	-	282,129	282,129
Media	158,805,172	801,933	-	159,607,105
Oil, Gas & Consumable Fuels	224,699,212	-	5,885,461	230,584,673
All Other Equity Investments[b]	1,823,582,258	-	- [c]	1,823,582,258
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,666,291,778	-	1,666,291,778
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	127,458,595	74,375 [c]	127,532,970
Companies in Liquidation	773,614	27,226,232	2,322,384 [c]	30,322,230
Municipal Bonds	-	23,183,310	-	23,183,310
Options Purchased	-	36,604	-	36,604
Short Term Investments	673,750,414	28,012,334	-	701,762,748
Total Investments in Securities	$2,881,610,670	$1,873,010,786	$123,733,816	$4,878,355,272

Other Financial Instruments
Forw ard Exchange Contracts	$-	$18,480,050	$-	$18,480,050

Liabilities:
Other Financial Instruments
Options Written	$25,000	$-	$-	$25,000
Securities Sold Short	-	3,827,880	-	3,827,880
Futures Contracts	4,843,741	-	-	4,843,741
Forw ard Exchange Contracts	-	5,557,266	-	5,557,266
Total Other Financial Instruments	$4,868,741	$9,385,146	$-	$14,253,887

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$38,425,707	$38,425,707
Banks	1,331,777,805	2,635,834	-	1,334,413,639
Machinery	244,019,739	36,022,518	-	280,042,257
Oil, Gas & Consumable Fuels	831,406,950	-	15,787,302	847,194,252
All Other Equity Investments[b]	10,578,356,512	-	- [c]	10,578,356,512
Corporate Bonds, Notes and Senior Floating Rate Interests	-	571,283,897	-	571,283,897
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	163,321,525	205,983 [c]	163,527,508
Companies in Liquidation	-	25,173,267	- c	25,173,267
Municipal Bonds	-	44,268,330	-	44,268,330
Short Term Investments	552,961,565	7,997,950	-	560,959,515
Total Investments in Securities	$13,538,522,571	$850,703,321	$54,418,992	$14,443,644,884

Other Financial Instruments
Forw ard Exchange Contracts	$-	$22,854,289	$-	$22,854,289

Liabilities:
Other Financial Instruments
Securities Sold Short	$32,123,353	$-	$-	$32,123,353
Futures Contracts	10,052,658	-	-	10,052,658
Forw ard Exchange Contracts	-	17,584,099	-	17,584,099
Total Other Financial Instruments	$42,176,011	$17,584,099	$-	$59,760,110

aIncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
c Includes securities determined to have no value at March 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2016, are as follows:

											Net Change in
											Unrealized Appreciation
	Balance at							Net Unrealized			(Depreciation) on
	Beginning of			Transfers Into	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at End		Assets Held at Period
	Period	Purchases	Sales	Level 3[a]	of Level 3	Adjustments Gain (Loss)		(Depreciation)	of Period		End
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Financial Services	$5,601,410	$-	$-	$-	$-	$-	$-	$505,734	$6,107,144		$505,734

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$10,782,830	$-	$-	$-	$-	$-	$-	$1,359,189	$12,142,019		$1,359,189
Communications Equipment	47,098,569	-	-	-	-	-	-	55,654,808	102,753,377		55,654,808
Energy Equipment & Services	548,142	-	-	-	-	-	-	(274,071)	274,071		(274,071)
Marine	-	661,782	-	-	-	-	-	(379,653)	282,129		(379,653)
Oil, Gas & Consumable Fuels	-	2,746,027	-	1,763,897	-	-	-	1,375,537	5,885,461		1,375,537
Corporate Bonds, Notes and Senior
Floating Rate Interests in Reorganization	16,582 [c]	-	-	54,145	-	-	-	3,648	74,375	c	3,648
Companies in Liquidation	2,154,962 [c]	-	-	-	-	-	-	167,422	2,322,384	c	167,422
Total Investments in Securities	$60,601,085	$3,407,809	$-	$1,818,042	$-	$-	$-	$57,906,880	$123,733,816		$57,906,880

aThe investments w ere transferred into Level 3 as a result of their value being determined using a significant unobservable input.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2016, are as follows:

	Fair Value at	Valuation				Impact to Fair Value
Description	End of Period	Technique	Unobservable Inputs	Amount/Range		if Input Increases[a]
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Financial Services	$6,107,144	Discounted	Cost of equity	16%		Decrease[c]
		Cash Flow	Revenue grow th rate	6.2% - 23.6%		Increase[c]
		Model	Adjusted EBITDA margin	13.4% - 21.2%		Increase[d]

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$12,096,280	Market	Discount for lack of marketability	10%		Decrease[d]
		comparables	EV / EBITDA multiple	3.7	x	Increase[c]
Oil, Gas & Consumable Fuels	5,885,461	Discounted Cash	Cost of equity	15%		Decrease[d]
		Flow Model	EBITDA multiple	5.9	x	Increase[d]
All Other Investments[e]	105,752,075
Total	$123,733,816

a Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes preferred stocks.

c Represents a significant impact to fair value and net assets.

d Represents a significant impact to fair value but not net assets.

e Includes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable. M ay also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 26, 2016

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date  May 26, 2016